                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-06650

                         Lord Abbett Research Fund, Inc.
                         -------------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


          Christina T. Simmons, Vice President and Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2003

ITEM 1: Report to Shareholders.

[Merrill Corporation to Insert Annual/Semi Annual Report]

[LORD ABBETT LOGO]

  2003
   SEMI-
  ANNUAL
    REPORT

  LORD ABBETT
  LARGE-CAP RESEARCH FUND
  SMALL-CAP VALUE FUND


  FOR THE SIX MONTHS ENDED MAY 31, 2003

(Unaudited)
--------------------------------------------------------------------------------
LORD ABBETT RESEARCH FUND
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED MAY 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this six month overview of the Lord Abbett Research Fund's strategies and performance for the period ended May 31, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

     War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate rose in the last six months, reaching 6.1% by May. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing real spending. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we continue to expect adequate consumer spending and a renewed capital spending cycle.

LORD ABBETT LARGE-CAP RESEARCH FUND(1)

     For the six months ended May 31, 2003, Lord Abbett Large-Cap Research Fund returned 4.0%(2), compared to the S&P 500/Barra Value Index(3), which returned 5.7% over the same period. Standardized Average Annual Total Returns(4) for the 1-year, 5-year and 10-year periods were -30.48%, -1.75%, and +9.20%, respectively, as of March 31, 2003.

     Stock selection in the consumer staples sector added to Fund performance over the period. The Fund's positions in established, well-known consumer brands performed well, as the companies offered stable, visible earnings in a volatile time. Select information technology stocks also contributed to performance for the last six months. New product launches, increased operating efficiency, increased IT spending and renewed growth expectations ignited the sector after the uncertainty of the war in Iraq declined.

(Unaudited)
--------------------------------------------------------------------------------

Stock selection in the healthcare sector detracted from relative performance, largely from the Fund positions in the pharmaceutical industry, as some companies announced a drop in earnings and a cut in 2003 profit forecasts. Stock selection combined with an underweight in the energy sector also detracted from performance, as several oil services companies have been hurt by reduced demand for drilling services and a shift toward natural gas.

LORD ABBETT SMALL-CAP VALUE FUND(1)

     For the six months ended May 31, 2003, Lord Abbett Small-Cap Value Fund returned 10.3%,(2) outperforming the Russell 2000(R) Index,(5) which returned +9.3%. Standardized Average Annual Total Returns(4) for the 1-year and 5-year periods and Since Inception (12/13/95) were -24.71%, +1.36%, and +10.82%
respectively as of March 31, 2003.

     The largest positive contributor to performance during the period was stock selection within the materials and processing sector, where holdings benefited from increased customer demand, new product introductions and favorable domestic drilling activities. In addition, stock selection in the financial services sector added to performance where a position in the mortgage financial sector targeting the Hispanic community performed well, having built a successful marketing network through community-driven relationships and early penetration into select U.S. markets.

     Holdings within the consumer discretionary sector detracted from performance, as the retail footwear sector suffered after reporting weaker-than-expected December sales. In addition, stocks of book and music retailers declined from heightened competition and lower earnings expectations.


(1) The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the six months ended May 31, 2003.
(3) The S&P 500/Barra Value Index contains companies with lower price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(4) Reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.
(5) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(Unaudited)
--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Funds' portfolios are actively managed and, therefore, allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 888-522-2388 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LARGE-CAP RESEARCH FUND MAY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 95.07%

AEROSPACE & DEFENSE 0.37%
United Technologies Corp.                                  17,000    $     1,160
                                                                     -----------

AIRLINES 2.66%
AMR Corp.*                                                143,100            907
Delta Air Lines, Inc.                                     174,300          2,329
Southwest Airlines Co.                                    316,100          5,080
                                                                     -----------
TOTAL                                                                      8,316
                                                                     -----------

BEVERAGES 1.58%
Diageo plc ADR(a)                                          48,200          2,102
PepsiCo, Inc.                                              64,400          2,846
                                                                     -----------
TOTAL                                                                      4,948
                                                                     -----------

CHEMICALS 4.77%
Dow Chemical Co.                                            3,300            105
E.I. du Pont de Nemours & Co.                             121,500          5,120
Monsanto Co.                                               78,309          1,570
Potash Corp. of Saskatchewan(a)                            20,300          1,243
Praxair, Inc.                                              68,500          4,109
Rohm & Haas Co.                                            85,600          2,776
                                                                     -----------
TOTAL                                                                     14,923
                                                                     -----------

COMMERCIAL BANKS 9.85%
Bank of New York Co., Inc.                                108,000          3,127
Bank One Corp.                                             83,800          3,131
FleetBoston Financial Corp.                               134,800          3,986
Mellon Financial Corp.                                    261,500          7,105
U.S. Bancorp                                               96,900          2,296
Wachovia Corp.                                            149,500          6,007
Wells Fargo & Co.                                         106,700          5,154
                                                                     -----------
TOTAL                                                                     30,806
                                                                     -----------

COMMERCIAL SERVICES & SUPPLIES 0.96%
Waste Management, Inc.*                                   117,700    $     2,998
                                                                     -----------

COMMUNICATIONS EQUIPMENT 1.58%
Corning, Inc.*                                            177,100          1,295
Motorola, Inc.                                            428,900          3,654
                                                                     -----------
TOTAL                                                                      4,949
                                                                     -----------

COMPUTERS & PERIPHERALS 4.35%
Apple Computer, Inc.*                                     444,500          7,988
EMC Corp.*                                                519,100          5,616
                                                                     -----------
TOTAL                                                                     13,604
                                                                     -----------

CONSTRUCTION & ENGINEERING 0.38%
Fluor Corp.                                                33,200          1,178
                                                                     -----------

DIVERSIFIED FINANCIALS 7.64%
Citigroup, Inc.                                           225,800          9,262
J.P. Morgan Chase & Co.                                   173,300          5,695
MBNA Corp.                                                139,400          2,795
Merrill Lynch & Co., Inc.                                 102,000          4,416
The Goldman Sachs Group, Inc.                              21,200          1,728
                                                                     -----------
TOTAL                                                                     23,896
                                                                     -----------

DIVERSIFIED TELECOMMUNICATION SERVICES 3.06%
BellSouth Corp.                                            73,900          1,959
SBC Communications, Inc.                                  119,700          3,048
Verizon Communications, Inc.                              120,700          4,568
                                                                     -----------
TOTAL                                                                      9,575
                                                                     -----------

ELECTRIC UTILITIES 2.58%
Constellation Energy Group, Inc.                           61,900          2,052
FPL Group, Inc.                                            10,000            665

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND MAY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
Progress Energy, Inc.                                      78,900    $     3,712
Public Service Enterprise Group, Inc.                      38,300          1,636
                                                                     -----------
TOTAL                                                                      8,065
                                                                     -----------

ELECTRICAL EQUIPMENT 0.60%
Emerson Electric Co.                                       36,000          1,883
                                                                     -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.82%
Agilent Technologies, Inc.*                               101,100          1,833
Solectron Corp.*                                          179,900            720
                                                                     -----------
TOTAL                                                                      2,553
                                                                     -----------

ENERGY EQUIPMENT & SERVICES 1.02%
Baker Hughes, Inc.                                         96,643          3,194
                                                                     -----------

FOOD & STAPLES RETAILING 0.20%
Safeway, Inc.*                                             32,700            616
                                                                     -----------

FOOD PRODUCTS 1.54%
Archer-Daniels-Midland Co.                                120,900          1,447
General Mills, Inc.                                        26,500          1,240
Kellogg Co.                                                60,400          2,126
                                                                     -----------
TOTAL                                                                      4,813
                                                                     -----------

HEALTHCARE EQUIPMENT & SUPPLIES 0.15%
Baxter Int'l., Inc.*                                       18,200            461
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE 0.93%
Carnival Corp.                                             95,300          2,916
                                                                     -----------

HOUSEHOLD DURABLES 0.36%
Newell Rubbermaid, Inc.                                    39,600          1,129
                                                                     -----------

INDUSTRIAL CONGLOMERATES 1.73%
3M Co.                                                     10,900    $     1,379
Tyco Int'l., Ltd.(a)                                      227,600          4,028
                                                                     -----------
TOTAL                                                                      5,407
                                                                     -----------

INSURANCE 3.03%
American Int'l Group, Inc.                                106,692          6,175
Hartford Financial Group, Inc.                             17,100            798
SAFECO Corp.                                               68,700          2,483
                                                                     -----------
TOTAL                                                                      9,456
                                                                     -----------

MACHINERY 5.19%
Caterpillar, Inc.                                          31,500          1,643
Deere & Co.                                               170,900          7,463
Dover Corp.                                                58,000          1,758
Eaton Corp.                                                46,600          3,911
Illinois Tool Works, Inc.                                  12,000            745
Parker Hannifin Corp.                                      17,600            711
                                                                     -----------
TOTAL                                                                     16,231
                                                                     -----------

MEDIA 8.67%
Clear Channel Comm, Inc.*                                 121,800          4,957
Comcast Corp.*                                            154,607          4,456
Gannett Co., Inc.                                          30,000          2,370
The Walt Disney Co.*                                      392,300          7,709
Tribune Co.                                                67,800          3,382
Viacom, Inc.*                                              92,850          4,226
                                                                     -----------
TOTAL                                                                     27,100
                                                                     -----------

METALS & MINING 2.98%
Alcoa, Inc.                                               250,400          6,162
Newmont Mining Corp.                                      106,800          3,168
                                                                     -----------
TOTAL                                                                      9,330
                                                                     -----------

MULTI-LINE RETAIL 2.65%
Target Corp.                                              226,200          8,286
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND MAY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER 0.17%
Duke Energy Corp.                                          27,300    $       529
                                                                     -----------

OFFICE ELECTRONICS 2.38%
Xerox Corp.*                                              680,700          7,440
                                                                     -----------

OIL & GAS 5.07%
Exxon Mobil Corp.                                         212,480          7,734
Total S.A. ADR*(a)                                        110,600          8,135
                                                                     -----------
TOTAL                                                                     15,869
                                                                     -----------

PAPER & FOREST PRODUCTS 3.06%
Bowater, Inc.                                              56,000          2,195
International Paper Co.                                   157,200          5,764
Weyerhaeuser Co.                                           32,200          1,622
                                                                     -----------
TOTAL                                                                      9,581
                                                                     -----------

PERSONAL PRODUCTS 1.16%
Gillette Co.                                              108,200          3,637
                                                                     -----------

PHARMACEUTICALS 3.57%
Abbott Laboratories                                        34,200          1,523
Bristol-Myers Squibb Co.                                   42,400          1,085
Schering-Plough Corp.                                     262,100          4,836
Wyeth                                                      85,100          3,732
                                                                     -----------
TOTAL                                                                     11,176
                                                                     -----------

ROAD & RAIL 2.28%
Canadian National Railway Co.(a)                           25,400          1,282
CSX Corp.                                                 120,100          3,933
Union Pacific Corp.                                        31,600          1,927
                                                                     -----------
TOTAL                                                                      7,142
                                                                     -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.96%
Teradyne, Inc.*                                           175,445          3,009
                                                                     -----------

SOFTWARE 1.06%
BMC Software, Inc.*                                       145,800    $     2,473
PeopleSoft, Inc.*                                          51,600            844
                                                                     -----------
TOTAL                                                                      3,317
                                                                     -----------

SPECIALTY RETAIL 3.96%
Limited Brands, Inc.                                      305,410          4,661
RadioShack Corp.*                                          26,100            629
Staples, Inc.*                                            172,000          3,335
The Gap, Inc.                                             221,500          3,765
                                                                     -----------
TOTAL                                                                     12,390
                                                                     -----------

TEXTILES & APPAREL 1.75%
NIKE, Inc. Class B                                         97,500          5,459
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $292,136,336)                                                    297,342
                                                                     ===========

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                        ---------
SHORT-TERM INVESTMENT 4.33%

REPURCHASE AGREEMENT 4.33%

Repurchase Agreement
  dated 5/30/2003 1.25%
  due 6/2/2003 from
  State Street Bank & Trust Co.
  collateralized by
  $13,675,000 of Federal
  Home Loan Bank at
  2.35% due 4/29/2005;
  value: $13,811,750;
  proceeds: $13,542,212
  (Cost $13,540,801)                                    $  13,541         13,541
                                                                     ===========
TOTAL INVESTMENTS
  99.40% (Cost $305,677,137)                                         $   310,883
                                                                     ===========

  *  Non-income producing security.
(a)  Foreign security denominated in U.S. dollars.
ADR  American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
SMALL-CAP VALUE FUND MAY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 95.93%

AEROSPACE 0.71%
Moog, Inc. Class A*                                       150,050    $     5,027
                                                                     -----------

AGRICULTURE FISHING & RANCHING 1.56%
Delta & Pine Land Co.^                                    470,000         11,022
                                                                     -----------

AIR TRANSPORTATION 0.76%
Alaska Air Grp, Inc.*^                                    200,800          3,817
Offshore Logistics, Inc.*                                  75,000          1,562
                                                                     -----------
TOTAL                                                                      5,379
                                                                     -----------

AUTO PARTS: AFTER MARKET 2.26%
Superior Industries Int'l., Inc.                          235,000          9,186
TBC Corp.*                                                373,200          6,718
                                                                     -----------
TOTAL                                                                     15,904
                                                                     -----------

AUTO PARTS: ORIGINAL EQUIPMENT 1.57%
American Axle & Mfg Holdings, Inc.*                       280,000          7,000
BorgWarner, Inc.                                           70,000          4,068
                                                                     -----------
TOTAL                                                                     11,068
                                                                     -----------

BANKS 0.99%
East-West Bancorp, Inc.^                                  190,100          6,967
                                                                     -----------

BANKS: OUTSIDE NEW YORK CITY 5.10%
Cullen/Frost Bankers, Inc.                                350,000         11,924
Doral Financial Corp.                                     567,500         23,994
                                                                     -----------
TOTAL                                                                     35,918
                                                                     -----------

BIOTECHNOLOGY RESEARCH & PRODUCTION 0.10%
Harvard Bioscience, Inc.*^                                195,500            727
                                                                     -----------

BUILDING: MATERIALS 1.77%
Hughes Supply, Inc.^                                      195,000    $     6,991
Simpson Manufacturing Co., Inc.*                          153,400          5,461
                                                                     -----------
TOTAL                                                                     12,452
                                                                     -----------

CHEMICALS 0.20%
Quaker Chemical Corp.^                                     62,800          1,413
                                                                     -----------

COMMUNICATIONS TECHNOLOGY 2.09%
Symbol Technologies, Inc.                               1,099,700         14,736
                                                                     -----------

COMPUTER SERVICES SOFTWARE & SYSTEMS 4.35%
Datastream Systems, Inc.*^                                675,000          6,507
Electronics for Imaging, Inc.*                            344,000          6,835
MICROS Systems, Inc.*                                     370,000         10,978
OpticNet, Inc.*(c)                                         81,550              1
Reynolds & Reynolds Co.^                                  215,000          6,364
                                                                     -----------
TOTAL                                                                     30,685
                                                                     -----------

COMPUTER TECHNOLOGY 2.58%
Concurrent Computer Corp.*^                               715,000          2,245
Fargo Electronics, Inc.*^                                 265,000          3,119
UNOVA, Inc.*^                                              74,900            774
Zebra Technologies Corp. Class A*^                        165,000         12,043
                                                                     -----------
TOTAL                                                                     18,181
                                                                     -----------

CONSUMER ELECTRONICS 0.10%
Take-Two Interactive Software, Inc.*                       28,100            710
                                                                     -----------

CONSUMER PRODUCTS 1.29%
Blyth, Inc.                                               215,000          5,938

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
Yankee
Candle Co., Inc.*^                                        148,700    $     3,175
                                                                     -----------
TOTAL                                                                      9,113
                                                                     -----------

COPPER 1.02%
Mueller Industries, Inc.*                                 275,000          7,202
                                                                     -----------

DIVERSIFIED MANUFACTURING 0.66%
CLARCOR, Inc.^                                            127,200          4,630
                                                                     -----------

DRUG & GROCERY STORE CHAINS 1.36%
Casey's General Stores, Inc.                              688,800          9,581
                                                                     -----------

ELECTRICAL EQUIPMENT & COMPONENTS 0.31%
Ametek, Inc.                                               58,000          2,158
                                                                     -----------

ELECTRONICS 2.40%
BEI Technologies, Inc.^                                   700,000          7,665
Methode Electronics, Inc.^                                287,900          3,196
Vishay Intertechnology, Inc.*                             419,800          6,062
                                                                     -----------
TOTAL                                                                     16,923
                                                                     -----------

ELECTRONICS: MEDICAL SYSTEMS 0.22%
Haemonetics*                                               85,000          1,534
                                                                     -----------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 0.25%
Planar Systems, Inc.*                                      85,800          1,779
                                                                     -----------

ELECTRONICS: TECHNOLOGY 2.84%
Intermagnetics General Corp.*^                            245,000          3,967
Scansource, Inc.*^(b)                                     640,000         16,064
                                                                     -----------
TOTAL                                                                     20,031
                                                                     -----------

FINANCIAL MISCELLANEOUS 1.04%
Financial Federal Corp.*^                                 295,000    $     7,301
                                                                     -----------

FOODS 2.08%
Smithfield Foods, Inc.*                                   700,000         14,693
                                                                     -----------

FUNERAL PARLORS & CEMETERY 0.65%
Stewart Enterprises, Inc.*                              1,083,500          4,551
                                                                     -----------

HEALTHCARE FACILITIES 1.50%
Manor Care, Inc.*                                         445,000         10,542
                                                                     -----------

HEALTHCARE MANAGEMENT SERVICES 2.82%
Sierra Health Services, Inc.*^                            970,000         19,866
                                                                     -----------

HOMEBUILDING 0.26%
Ryland Group, Inc.^                                        28,300          1,842
                                                                     -----------

HOTEL/MOTEL 2.22%
The Marcus Corp.(b)                                     1,134,900         15,639
                                                                     -----------

HOUSEHOLD FURNISHINGS 0.31%
Department 56, Inc.                                        12,700            153
Ethan Allen Interiors, Inc.^                               56,200          2,002
                                                                     -----------
TOTAL                                                                      2,155
                                                                     -----------

IDENTIFICATION CONTROL & FILTER DEVICES 1.28%
ESCO Technologies, Inc.*^                                  50,000          2,095
IDEX Corp.^                                               200,000          6,898
                                                                     -----------
TOTAL                                                                      8,993
                                                                     -----------

INSURANCE: MULTI-LINE 1.66%
Markel Corp.*^                                             46,500         11,730

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
INSURANCE: PROPERTY-CASUALTY 3.78%
Odyssey Re Holdings Corp.^                                700,000    $    14,441
Philadelphia Con Holding Corp.*                           115,400          4,721
Selective Insurance Group, Inc.^                          287,500          7,535
                                                                     -----------
TOTAL                                                                     26,697
                                                                     -----------

INVESTMENT MANAGEMENT COMPANIES 1.19%
Affiliated Managers Group, Inc.*^                         152,900          8,410
                                                                     -----------

LEISURE TIME 0.37%
West Marine, Inc.*^                                       151,000          2,588
                                                                     -----------

MACHINERY: ENGINES 1.57%
Briggs & Stratton Corp.                                   240,000         11,062
                                                                     -----------

MACHINERY: INDUSTRIAL/SPECIALTY 1.34%
Tennant Co.^                                              270,000          9,437
                                                                     -----------

MACHINERY: OIL WELL EQUIPMENT & SERVICES 5.07%
Grant Prideco, Inc.*                                      376,800          5,256
Grey Wolf, Inc.*^                                       2,041,000          9,144
Helmerich & Payne, Inc.                                   300,000          9,264
Pride Int'l., Inc.*                                       520,000          9,896
W-H Energy Services, Inc.*^                               100,000          2,177
                                                                     -----------
TOTAL                                                                     35,737
                                                                     -----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 1.58%
ICU Medical, Inc.*^                                       204,100          6,307
Molecular Devices Corp.*^                                 284,800          4,799
                                                                     -----------
TOTAL                                                                     11,106
                                                                     -----------

METAL FRABRICATING 2.83%
Maverick Tube Corp.*                                      335,000    $     6,707
Quanex Corp.                                              332,100         10,594
The Timken Co.                                            159,800          2,617
                                                                     -----------
TOTAL                                                                     19,918
                                                                     -----------

METALS & MINERALS MISCELLANEOUS 0.73%
GrafTech International Ltd.*                              163,000          1,002
Minerals Technologies, Inc.                                82,400          4,136
                                                                     -----------
TOTAL                                                                      5,138
                                                                     -----------

MISCELLANEOUS MATERIALS & PROCESSING 3.29%
Insituform Technologies, Inc.*^                           218,600          3,530
Rogers Corp.*                                             596,000         19,680
                                                                     -----------
TOTAL                                                                     23,210
                                                                     -----------

OIL: CRUDE PRODUCERS 4.65%
Chesapeake Energy Corp.^                                  390,000          3,982
Forest Oil Corp.*                                         176,700          4,316
Magnum Hunter Resources, Inc.*^                           855,000          6,156
Patina Oil & Gas Corp.                                    110,050          4,357
Stone Energy Corp.*                                       175,079          7,161
Westport Resources Corp.*                                 305,000          6,771
                                                                     -----------
TOTAL                                                                     32,743
                                                                     -----------

PAINTS & COATINGS 0.22%
Ferro Corp.                                                64,200          1,578
                                                                     -----------

PRODUCTION TECHNOLOGY EQUIPMENT 1.27%
Dionex Corp.*^                                            239,000          8,927
                                                                     -----------

PUBLISHING: NEWSPAPERS 1.19%
Journal Register Co.*                                     460,000          8,372
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS 3.28%
Brandywine Realty Trust                                    40,000    $       949
EastGrp Properties, Inc.^                                 158,600          4,322
Glenborough Realty Trust, Inc.                            300,000          5,595
Prentiss Properties Trust                                 180,000          5,195
SL Green Realty Corp.                                     205,000          7,080
                                                                     -----------
TOTAL                                                                     23,141
                                                                     -----------

RECREATIONAL VEHICLES & BOATS 0.51%
Winnebago Industries, Inc.^                                90,000          3,578
                                                                     -----------

RENTAL & LEASING SERVICES: COMMERCIAL 0.31%
Interpool, Inc.                                           135,000          2,201
                                                                     -----------

RESTAURANTS 0.50%
CKE Restaurants, Inc.*                                    573,100          3,553
                                                                     -----------

RETAIL 5.20%
Abercrombie & Fitch Co.*                                  127,600          3,643
Barnes & Noble, Inc.*^                                    310,000          7,378
Brookstone, Inc.*                                           5,000             89
Genesco, Inc.*^                                           617,100          9,349
Michaels Stores, Inc.*                                     59,100          2,223
Pier 1 Imports, Inc.                                      400,000          8,044
The Gymboree Corp.*                                       347,100          5,935
                                                                     -----------
TOTAL                                                                     36,661
                                                                     -----------

SAVINGS & LOAN 1.13%
Webster Financial Corp.                                   210,000          7,949
                                                                     -----------

SECURITIES BROKERAGE & SERVICES 0.32%
E*Trade Grp, Inc.*                                        292,300          2,236
                                                                     -----------

SHIPPING 1.40%
Kirby Corp.*                                              360,000          9,900
                                                                     -----------

STEEL 0.60%
Worthington Industries, Inc.                              281,800    $     4,207
                                                                     -----------

TELECOMMUNICATIONS EQUIPMENT 0.93%
Arris Group, Inc.*^                                       600,000          3,120
C-COR.net Corp.*^                                         713,100          3,430
                                                                     -----------
TOTAL                                                                      6,550
                                                                     -----------

TEXTILES APPAREL MANUFACTURERS 1.24%
Russell Corp.                                             437,000          8,731
                                                                     -----------

TOYS 1.25%
Hasbro, Inc.                                              550,000          8,806
                                                                     -----------

TRUCKERS 0.17%
Heartland Express, Inc.*^                                  49,900          1,178
                                                                     -----------

UTILITIES: WATER 1.70%
Philadelphia Suburban Corp.                               510,000         11,995
                                                                     -----------
TOTAL COMMON STOCKS
  (COST $559,550,392)                                                    676,061
                                                                     ===========

SHORT-TERM INVESTMENTS 18.24%

COLLATERAL FOR SECURITIES ON LOAN 14.20%
State Street Navigator
  Securities Lending
  Prime Portfolio,
  1.2337%(a)                                              100,037        100,037
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2003

                                                        PRINCIPAL
                                                           AMOUNT          VALUE
INVESTMENTS                                                 (000)          (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT 4.04%

Repurchase Agreement
  dated 5/30/2003 1.25%
  due 6/2/2003 from
  State Street Bank &
  Trust Co.
  collateralized by
  $28,995,000 of Federal
  Home Loan Bank at
  1.30% due 4/7/2004;
  value: $29,060,964;
  proceeds: $28,490,885                                 $  28,488    $    28,488
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $128,524,900)                                                    128,525
                                                                     ===========
TOTAL INVESTMENTS
  114.17% (Cost $688,075,292)                                        $   804,586
                                                                     ===========

    *  Non-income producing security.
    ^  All ( or a portion of security) on loan.
  (a)  Rate shown reflects 7 day yield as of May 31, 2003.
  (b) Affiliated issuer (holdings represent 5% or more of the outstanding voting shares). The affiliated issuers have a total cost of $27,017,855 and total value of $31,702,922. See Note 9.
  (c)  Fair valued security. See Note 2a.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
May 31, 2003

                                                                          LARGE-CAP         SMALL-CAP
                                                                      RESEARCH FUND        VALUE FUND
ASSETS:
  Investment in securities, at cost                                 $   305,677,137   $   688,075,292
-----------------------------------------------------------------------------------------------------
  Investment in securities, at value                                $   310,883,090   $   804,586,023
  Cash                                                                          143                 -
  Receivables:
    Interest and dividends                                                  782,036           526,202
    Investment securities sold                                           15,200,184        31,881,750
    Capital shares sold                                                     501,942           824,021
    From Lord, Abbett & Co. LLC                                                 166               365
  Prepaid expenses and other assets                                          20,190           104,135
-----------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                          327,387,751       837,922,496
-----------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                                       -       100,036,982
  Payables:
    Investment securities purchased                                      13,624,122        31,346,468
    Capital shares reacquired                                               492,109           634,989
    Management fees                                                         198,808           442,108
    12b-1 distribution fees                                                 148,599           304,142
    Fund administration fees                                                 15,837            22,038
    Directors' fees                                                          12,098            38,588
    To affiliate                                                                  -           103,462
  Accrued expenses and other liabilities                                    144,949           259,104
-----------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                      14,636,522       133,187,881
=====================================================================================================
NET ASSETS                                                          $   312,751,229   $   704,734,615
=====================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $   318,769,430   $   577,991,717
Undistributed (distributions in excess of) net investment income            538,424        (2,099,845)
Accumulated net realized gain (loss) on investments                     (11,762,578)       12,332,012
Net unrealized appreciation on investments                                5,205,953       116,510,731
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                          $   312,751,229   $   704,734,615
=====================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $   208,087,821   $   358,064,742
Class B Shares                                                      $    71,451,301   $   156,066,480
Class C Shares                                                      $    33,121,274   $    70,210,728
Class P Shares                                                      $        29,719   $    22,598,617
Class Y Shares                                                      $        61,114   $    97,794,048
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                            9,405,526        17,157,945
Class B Shares                                                            3,328,579         7,828,309
Class C Shares                                                            1,537,754         3,518,281
Class P Shares                                                            1,335.738         1,084,643
Class Y Shares                                                                2,763         4,593,077
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $         22.12   $         20.87
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                      $         23.47   $         22.14
Class B Shares-Net asset value                                      $         21.47   $         19.94
Class C Shares-Net asset value                                      $         21.54   $         19.96
Class P Shares-Net asset value                                      $         22.25   $         20.84
Class Y Shares-Net asset value                                      $         22.12   $         21.29
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2003

                                                                          LARGE-CAP         SMALL-CAP
                                                                      RESEARCH FUND        VALUE FUND
INVESTMENT INCOME:
Dividends                                                           $     2,919,127   $     2,891,016
Interest                                                                     57,336           114,862
Securities lending                                                                -            78,590
Foreign withholding tax                                                     (13,525)          (20,197)
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,962,938         3,064,271
-----------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                           1,074,527         2,331,629
12b-1 distribution plan-Class A                                             334,820           566,322
12b-1 distribution plan-Class B                                             329,894           714,586
12b-1 distribution plan-Class C                                             152,646           320,895
12b-1 distribution plan-Class P                                                  28            36,920
Shareholder servicing                                                       333,862           637,662
Professional                                                                 20,382            42,315
Reports to shareholders                                                      31,584            77,491
Fund accounting                                                               3,945             3,945
Fund administration                                                          47,501           101,499
Custody                                                                      13,668            27,447
Directors' fees                                                               5,032            10,433
Registration                                                                 65,114            53,559
Subsidy (see Note 3)                                                              -           109,542
Other                                                                         1,271            95,875
-----------------------------------------------------------------------------------------------------
Gross expenses                                                            2,414,274         5,130,120
  Expense reductions                                                         (1,862)           (4,026)
-----------------------------------------------------------------------------------------------------
NET EXPENSES                                                              2,412,412         5,126,094
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                550,526        (2,061,823)
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on investments                                  (4,928,285)       12,986,494
Net change in unrealized appreciation/depreciation on investments        15,496,808        53,687,984
=====================================================================================================
NET REALIZED AND UNREALIZED GAIN                                         10,568,523        66,674,478
=====================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $    11,119,049   $    64,612,655
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
Six Months Ended May 31, 2003

                                                                          LARGE-CAP         SMALL-CAP
INCREASE IN NET ASSETS                                                RESEARCH FUND        VALUE FUND
OPERATIONS:
Net investment income (loss)                                        $       550,526   $    (2,061,823)
Net realized gain (loss) on investments                                  (4,928,285)       12,986,494
Net change in unrealized appreciation/depreciation on investments        15,496,808        53,687,984
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     11,119,049        64,612,655
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
  Class A                                                                         -       (21,303,462)
  Class B                                                                         -       (10,485,455)
  Class C                                                                         -        (4,705,031)
  Class P                                                                         -          (978,096)
  Class Y                                                                         -        (5,696,400)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                               -       (43,168,444)
=====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        32,553,924        74,173,751
Reinvestment of distributions                                                     -        30,366,101
Cost of shares reacquired                                               (35,036,636)      (66,289,860)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                        (2,482,712)       38,249,992
=====================================================================================================
NET INCREASE IN NET ASSETS                                                8,636,337        59,694,203
=====================================================================================================
NET ASSETS:
Beginning of period                                                     304,114,892       645,040,412
-----------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $   312,751,229   $   704,734,615
=====================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME    $       538,424   $    (2,099,845)
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended November 30, 2002

                                                                          LARGE-CAP         SMALL-CAP
DECREASE IN NET ASSETS                                                RESEARCH FUND        VALUE FUND
OPERATIONS:
Net investment loss                                                 $      (105,790)  $    (3,681,589)
Net realized gain (loss) on investments                                  (5,506,288)       42,693,430
Net change in unrealized appreciation/depreciation on investments       (45,768,769)      (59,636,095)
-----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    (51,380,847)      (20,624,254)
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
  Class A                                                                (1,436,317)      (21,061,000)
  Class B                                                                  (530,284)      (10,043,006)
  Class C                                                                  (232,677)       (4,478,515)
  Class P                                                                        (7)         (223,801)
  Class Y                                                                        (7)       (3,995,570)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      (2,199,292)      (39,801,892)
=====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        73,825,156       158,646,643
Reinvestment of distributions                                             1,875,757        25,567,955
Cost of shares reacquired                                               (74,700,741)     (216,693,621)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                         1,000,172       (32,479,023)
=====================================================================================================
NET DECREASE IN NET ASSETS                                              (52,579,967)      (92,905,169)
=====================================================================================================
NET ASSETS:
Beginning of year                                                       356,694,859       737,945,581
-----------------------------------------------------------------------------------------------------
END OF YEAR                                                         $   304,114,892   $   645,040,412
=====================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                    $       (12,102)  $       (38,022)
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE-CAP RESEARCH FUND

                                         SIX MONTHS
                                            ENDED                                      YEAR ENDED 11/30
                                          5/31/2003       ------------------------------------------------------------------------
                                         (UNAUDITED)        2002           2001           2000           1999           1998
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $     21.27      $   24.75      $   26.83      $   25.32      $   21.91      $   20.08
                                         ===========      =========      =========      =========      =========      =========
Investment operations
  Net investment income                          .06(a)         .04(a)         .06(a)         .11(a)         .08(a)         .15(a)
  Net realized and
    unrealized gain (loss)                       .79          (3.37)         (1.14)          2.74           3.60           2.45
                                         -----------      ---------      ---------      ---------      ---------      ---------
    Total from investment
      operations                                 .85          (3.33)         (1.08)          2.85           3.68           2.60
                                         -----------      ---------      ---------      ---------      ---------      ---------
Distributions to shareholders from:
  Net investment income                            -              -           (.09)          (.03)          (.10)          (.06)
  Net realized gain                                -           (.15)          (.91)         (1.31)          (.17)          (.71)
                                         -----------      ---------      ---------      ---------      ---------      ---------
    Total distributions                            -           (.15)         (1.00)         (1.34)          (.27)          (.77)
                                         -----------      ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD           $     22.12      $   21.27      $   24.75      $   26.83      $   25.32      $   21.91
                                         ===========      =========      =========      =========      =========      =========

Total Return(b)                                 4.00%(d)     (13.52)%        (4.26)%        11.75%         16.99%         13.45%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                   .74%(d)       1.45%          1.45%          1.54%          1.43%          1.24%
  Expenses, excluding expense
    reductions                                   .74%(d)       1.45%          1.45%          1.54%          1.43%          1.24%
  Net investment Income                          .30%(d)        .16%           .22%           .46%           .33%           .74%

                                         SIX MONTHS
                                            ENDED                                      YEAR ENDED 11/30
                                          5/31/2003       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)        2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $   208,088      $ 201,315      $ 234,533      $ 200,064      $ 169,844      $ 100,701
  Portfolio turnover rate                      16.29%         74.76%         81.79%         74.72%         60.59%         99.14%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                         SIX MONTHS
                                            ENDED                                       YEAR ENDED 11/30
                                          5/31/2003       --------------------------------------------------------------------------
                                         (UNAUDITED)         2002           2001           2000          1999          1998
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $     20.70       $   24.25      $   26.37      $   25.03     $   21.71     $   20.00
                                         ===========       =========      =========      =========     =========     =========
Investment operations
  Net investment loss                              -(a)(e)      (.10)(a)       (.10)(a)       (.04)(a)      (.09)(a)         -(a)(e)
  Net realized and
    unrealized gain (loss)                       .77           (3.30)         (1.11)          2.69          3.58          2.42
                                         -----------       ---------      ---------      ---------     ---------     ---------
    Total from investment
      operations                                 .77           (3.40)         (1.21)          2.65          3.49          2.42
                                         -----------       ---------      ---------      ---------     ---------     ---------
Distributions to shareholders from
  net realized gain                                -            (.15)          (.91)         (1.31)         (.17)         (.71)
                                         -----------       ---------      ---------      ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD           $     21.47       $   20.70      $   24.25      $   26.37     $   25.03     $   21.71
                                         ===========       =========      =========      =========     =========     =========

Total Return(b)                                 3.72%(d)      (14.10)%        (4.81)%        11.04%        16.21%        12.56%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                  1.06%(d)        2.06%          2.07%          2.15%         2.11%         2.00%
  Expenses, excluding expense
    reductions                                  1.06%(d)        2.06%          2.07%          2.15%         2.11%         2.00%
  Net investment loss                           (.02)%(d)       (.45)%         (.39)%         (.16)%        (.35)%        (.01)%

                                         SIX MONTHS
                                            ENDED                                       YEAR ENDED 11/30
                                          5/31/2003        -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)         2002           2001           2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $    71,451       $  70,636      $  85,011      $  79,968     $  68,590     $  34,744
  Portfolio turnover rate                      16.29%          74.76%         81.79%         74.72%        60.59%        99.14%
====================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                         SIX MONTHS
                                            ENDED                                       YEAR ENDED 11/30
                                          5/31/2003        -------------------------------------------------------------------------
                                         (UNAUDITED)         2002           2001           2000           1999          1998
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $     20.77       $   24.27     $   26.41      $   25.05      $   21.73      $   20.01
                                         ===========       =========     =========      =========      =========      =========
Investment operations
  Net investment loss                              -(a)(e)      (.06)(a)      (.11)(a)       (.03)(a)       (.09)(a)       (.01)(a)
  Net realized and
    unrealized gain (loss)                       .77           (3.29)        (1.12)          2.70           3.58           2.44
                                         -----------       ---------     ---------      ---------      ---------      ---------
    Total from investment
      operations                                 .77           (3.35)        (1.23)          2.67           3.49           2.43
                                         -----------       ---------     ---------      ---------      ---------      ---------
Distributions to shareholders from
  net realized gain                                -            (.15)         (.91)         (1.31)          (.17)          (.71)
                                         -----------       ---------     ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD           $     21.54       $   20.77     $   24.27      $   26.41      $   25.05      $   21.73
                                         ===========       =========     =========      =========      =========      =========

Total Return(b)                                 3.71%(d)      (13.88)%       (4.88)%        11.12%         16.20%         12.61%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                  1.06%(d)        1.87%         2.10%          2.15%          2.11%          2.00%
  Expenses, excluding expense
    reductions                                  1.06%(d)        1.87%         2.10%          2.15%          2.11%          2.00%
Net investment loss                             (.02)%(d)       (.26)%        (.43)%         (.14)%         (.35)%         (.04)%

                                         SIX MONTHS
                                            ENDED                                      YEAR ENDED 11/30
                                          5/31/2003        -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)         2002          2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $    33,121       $  32,109     $  37,149      $  26,954      $  17,567      $   7,708
  Portfolio turnover rate                      16.29%          74.76%        81.79%         74.72%         60.59%         99.14%
====================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                         SIX MONTHS
                                            ENDED                     YEAR ENDED 11/30                 4/28/1999(c)
                                          5/31/2003       ---------------------------------------           TO
                                         (UNAUDITED)        2002           2001           2000          11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD     $     21.37      $   24.87      $   26.92      $   25.36      $       25.09
                                         ===========      =========      =========      =========      =============
Investment operations
  Net investment income                          .07(a)         .02(a)         .07(a)         .10(a)             .09(a)
  Net realized and unrealized gain
    (loss)                                       .81          (3.37)         (1.13)          2.78                .21
                                         -----------      ---------      ---------      ---------      -------------
    Total from investment
      operations                                 .88          (3.35)         (1.06)          2.88                .30
                                         -----------      ---------      ---------      ---------      -------------
Distributions to shareholders from:
  Net investment income                            -              -           (.08)          (.01)              (.03)
  Net realized gain                                -           (.15)          (.91)         (1.31)                 -
                                         -----------      ---------      ---------      ---------      -------------
    Total distributions                            -           (.15)          (.99)         (1.32)              (.03)
                                         -----------      ---------      ---------      ---------      -------------
NET ASSET VALUE, END OF PERIOD           $     22.25      $   21.37      $   24.87      $   26.92      $       25.36
                                         ===========      =========      =========      =========      =============

Total Return(b)                                 4.12%(d)     (13.54)%        (4.16)%        11.84%              1.20%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                   .79%(d)       1.51%          1.52%          1.60%               .92%(d)
  Expenses, excluding expense
    reductions                                   .79%(d)       1.51%          1.52%          1.60%               .92%(d)
  Net investment Income                          .25%(d)        .10%           .27%           .40%               .34%(d)

                                         SIX MONTHS
                                            ENDED                     YEAR ENDED 11/30                 4/28/1999(c)
                                          5/31/2003       ---------------------------------------           TO
SUPPLEMENTAL DATA:                       (UNAUDITED)        2002           2001           2000          11/30/1999
------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $        30      $       1      $       1      $       1      $           1
  Portfolio turnover rate                      16.29%         74.76%         81.79%         74.72%             60.59%
========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                         SIX MONTHS
                                            ENDED                     YEAR ENDED 11/30                  5/4/1999(c)
                                          5/31/2003       ---------------------------------------           TO
                                         (UNAUDITED)        2002           2001           2000          11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD     $     21.23      $   24.61      $   26.74      $   25.30      $       25.21
                                         ===========      =========      =========      =========      =============
Investment operations
  Net investment income                          .10(a)         .13(a)         .08(a)         .22(a)             .04(a)
  Net realized and unrealized gain
    (loss)                                       .79          (3.36)         (1.12)          2.64                .09
                                         -----------      ---------      ---------      ---------      -------------
    Total from investment
      operations                                 .89          (3.23)         (1.04)          2.86                .13
                                         -----------      ---------      ---------      ---------      -------------
Distributions to shareholders from:
  Net investment income                            -              -           (.18)          (.11)              (.04)
  Net realized gain                                -           (.15)          (.91)         (1.31)                 -
                                         -----------      ---------      ---------      ---------      -------------
    Total distributions                            -           (.15)         (1.09)         (1.42)              (.04)
                                         -----------      ---------      ---------      ---------      -------------
NET ASSET VALUE, END OF PERIOD           $     22.12      $   21.23      $   24.61      $   26.74      $       25.30
                                         ===========      =========      =========      =========      =============

Total Return(b)                                 4.19%(d)     (13.19)%        (4.14)%        11.82%               .52%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions         .56%(d)       1.06%          1.07%          1.15%               .63%(d)
  Expenses, excluding expense reductions         .56%(d)       1.06%          1.07%          1.15%               .63%(d)
  Net investment Income                          .48%(d)        .55%           .32%           .85%               .15%(d)

                                         SIX MONTHS
                                            ENDED                     YEAR ENDED 11/30                  5/4/1999(c)
                                          5/31/2003       ---------------------------------------           TO
SUPPLEMENTAL DATA:                       (UNAUDITED)        2002           2001           2000          11/30/1999
------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $        61      $      54      $       1      $       1      $           1
  Portfolio turnover rate                      16.29%         74.76%         81.79%         74.72%             60.59%
========================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL-CAP VALUE FUND

                                         SIX MONTHS
                                            ENDED                                       YEAR ENDED 11/30
                                          5/31/2003        ------------------------------------------------------------------------
                                         (UNAUDITED)         2002          2001           2000           1999           1998
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $     20.29       $   22.02     $   19.60      $   15.63      $   14.36      $   16.56
                                         ===========       =========     =========      =========      =========      =========
Investment operations
  Net investment loss                           (.05)(a)        (.07)(a)      (.13)(a)       (.19)(a)       (.12)(a)       (.06)(a)
  Net realized and
    unrealized gain (loss)                      1.97            (.48)         3.04           4.16           1.39          (1.85)
                                         -----------       ---------     ---------      ---------      ---------      ---------
    Total from investment
      operations                                1.92            (.55)         2.91           3.97           1.27          (1.91)
                                         -----------       ---------     ---------      ---------      ---------      ---------
Distributions to shareholders from
  net realized gain                            (1.34)          (1.18)         (.49)             -              -           (.29)
                                         -----------       ---------     ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD           $     20.87       $   20.29     $   22.02      $   19.60      $   15.63      $   14.36
                                         ===========       =========     =========      =========      =========      =========

Total Return(b)                                10.34%(d)       (2.72)%       15.12%         25.40%          8.84%        (11.71)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                   .75%(d)        1.41%         1.43%          1.60%          1.52%          1.28%
  Expenses, excluding expense
    reductions                                   .75%(d)        1.41%         1.44%          1.60%          1.52%          1.28%
  Net investment loss                           (.25)%(d)       (.34)%        (.60)%        (1.04)%         (.80)%         (.37)%

                                         SIX MONTHS
                                            ENDED                                       YEAR ENDED 11/30
                                          5/31/2003        ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)         2002          2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $   358,065       $ 321,243     $ 394,443      $ 275,010      $ 209,516      $ 218,730
  Portfolio turnover rate                      33.39%          77.12%        64.76%         76.21%         83.93%         67.86%
===================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                         SIX MONTHS
                                            ENDED                                       YEAR ENDED 11/30
                                          5/31/2003        ------------------------------------------------------------------------
                                         (UNAUDITED)         2002          2001           2000           1999           1998
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $     19.50       $   21.33     $   19.13      $   15.34      $   14.20      $   16.44
                                         ===========       =========     =========      =========      =========      =========
Investment operations
  Net investment loss                           (.10)(a)        (.20)(a)      (.26)(a)       (.29)(a)       (.22)(a)       (.17)(a)
  Net realized and
    unrealized gain (loss)                      1.88            (.45)         2.95           4.08           1.36          (1.82)
                                         -----------       ---------     ---------      ---------      ---------      ---------
    Total from investment
      operations                                1.78            (.65)         2.69           3.79           1.14          (1.99)
                                         -----------       ---------     ---------      ---------      ---------      ---------
Distributions to shareholders from
  net realized gain                            (1.34)          (1.18)         (.49)             -              -           (.25)
                                         -----------       ---------     ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD           $     19.94       $   19.50     $   21.33      $   19.13      $   15.34      $   14.20
                                         ===========       =========     =========      =========      =========      =========

Total Return(b)                                 9.96%(d)       (3.25)%       14.33%         24.71%          8.03%        (12.27)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                  1.07%(d)        2.04%         2.05%          2.23%          2.19%          2.00%
  Expenses, excluding expense
    reductions                                  1.07%(d)        2.04%         2.06%          2.23%          2.19%          2.00%
  Net investment loss                           (.57)%(d)       (.97)%       (1.22)%        (1.67)%        (1.48)%        (1.09)%

                                         SIX MONTHS
                                            ENDED                                       YEAR ENDED 11/30
                                          5/31/2003        ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)         2002          2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $   156,066       $ 153,101     $ 182,555      $ 153,894      $ 155,495      $ 198,068
  Portfolio turnover rate                      33.39%          77.12%        64.76%         76.21%         83.93%         67.86%
====================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                         SIX MONTHS
                                            ENDED                                       YEAR ENDED 11/30
                                          5/31/2003        ------------------------------------------------------------------------
                                         (UNAUDITED)         2002          2001           2000           1999           1998
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $     19.52       $   21.31     $   19.13      $   15.34      $   14.20      $   16.44
                                         ===========       =========     =========      =========      =========      =========
Investment operations
  Net investment loss                           (.10)(a)        (.17)(a)      (.28)(a)       (.29)(a)       (.22)(a)       (.17)(a)
  Net realized and
    unrealized gain (loss)                      1.88            (.44)         2.95           4.08           1.36          (1.82)
                                         -----------       ---------     ---------      ---------      ---------      ---------
    Total from investment
      operations                                1.78            (.61)         2.67           3.79           1.14          (1.99)
                                         -----------       ---------     ---------      ---------      ---------      ---------
Distributions to shareholders
  from net realized gain                       (1.34)          (1.18)         (.49)             -              -           (.25)
                                         -----------       ---------     ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD           $     19.96       $   19.52     $   21.31      $   19.13      $   15.34      $   14.20
                                         ===========       =========     =========      =========      =========      =========

Total Return(b)                                 9.95%(d)       (3.07)%       14.22%         24.71%          8.03%        (12.27)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                  1.07%(d)        1.90%         2.16%          2.23%          2.19%          2.00%
  Expenses, excluding expense
    reductions                                  1.07%(d)        1.90%         2.17%          2.23%          2.19%          2.00%
  Net investment loss                           (.57)%(d)       (.83)%       (1.32)%        (1.67)%        (1.48)%        (1.09)%

                                         SIX MONTHS
                                            ENDED                                       YEAR ENDED 11/30
                                          5/31/2003        ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)         2002          2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $    70,211       $  69,121     $  81,396      $  51,061      $  45,929      $  62,902
  Portfolio turnover rate                      33.39%          77.12%        64.76%         76.21%         83.93%         67.86%
====================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                         SIX MONTHS
                                            ENDED                     YEAR ENDED 11/30                 6/23/1999(c)
                                          5/31/2003       ---------------------------------------           TO
                                         (UNAUDITED)        2002           2001           2000          11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD     $     20.27      $   22.01      $   19.61      $   15.63      $       16.41
                                         ===========      =========      =========      =========      =============
Investment operations
  Net investment loss                           (.06)(a)       (.08)(a)       (.14)(a)       (.20)(a)           (.06)(a)
  Net realized and unrealized gain
    (loss)                                      1.97           (.48)          3.03           4.18               (.72)
                                         -----------      ---------      ---------      ---------      -------------
    Total from investment operations            1.91           (.56)          2.89           3.98               (.78)
                                         -----------      ---------      ---------      ---------      -------------
Distributions to shareholders from
  net realized gain                            (1.34)         (1.18)          (.49)             -                  -
                                         -----------      ---------      ---------      ---------      -------------
NET ASSET VALUE, END OF PERIOD           $     20.84      $   20.27      $   22.01      $   19.61      $       15.63
                                         ===========      =========      =========      =========      =============

Total Return(b)                                10.25%(d)      (2.72)%        15.01%         25.46%             (4.75)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                   .80%(d)       1.49%          1.50%          1.68%               .72%(d)
  Expenses, excluding expense
    reductions                                   .80%(d)       1.49%          1.51%          1.68%               .72%(d)
  Net investment loss                           (.30)%(d)      (.42)%         (.66)%        (1.00)%             (.41)%(d)

                                         SIX MONTHS
                                            ENDED                     YEAR ENDED 11/30                 6/23/1999(c)
                                          5/31/2003       ---------------------------------------           TO
SUPPLEMENTAL DATA:                       (UNAUDITED)        2002           2001           2000          11/30/1999
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $    22,599      $  14,005      $   4,150      $       1      $           1
  Portfolio turnover rate                      33.39%         77.12%         64.76%         76.21%             83.93%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                         SIX MONTHS
                                            ENDED                           YEAR ENDED 11/30                         12/30/1997(c)
                                          5/31/2003        -----------------------------------------------------          TO
                                         (UNAUDITED)         2002          2001           2000           1999         11/30/1998
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $     20.64       $   22.30     $   19.77      $   15.71      $   14.40      $   16.34
                                         ===========       =========     =========      =========      =========      =========
Investment operations
  Net investment income (loss)                  (.01)(a)         .01(a)       (.05)(a)       (.12)(a)       (.07)(a)       (.01)(a)
  Net realized and
    unrealized gain (loss)                      2.00            (.49)         3.07           4.18           1.38          (1.93)
                                         -----------       ---------     ---------      ---------      ---------      ---------
    Total from investment
      operations                                1.99            (.48)         3.02           4.06           1.31          (1.94)
                                         -----------       ---------     ---------      ---------      ---------      ---------
Distributions to shareholders
  from net realized gain                       (1.34)          (1.18)         (.49)             -              -              -
                                         -----------       ---------     ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD           $     21.29       $   20.64     $   22.30      $   19.77      $   15.71      $   14.40
                                         ===========       =========     =========      =========      =========      =========

Total Return(b)                                10.46%(d)       (2.31)%       15.56%         25.84%          9.10%        (11.87)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                   .57%(d)        1.04%         1.05%          1.23%          1.19%           .96%(d)
  Expenses, excluding expense
    reductions                                   .57%(d)        1.04%         1.06%          1.23%          1.19%           .96%(d)
  Net investment income (loss)                  (.07)%(d)        .03%         (.24)%         (.67)%         (.47)%         (.05)%(d)

                                         SIX MONTHS
                                            ENDED                           YEAR ENDED 11/30                         12/30/1997(c)
                                          5/31/2003        -----------------------------------------------------          TO
SUPPLEMENTAL DATA:                       (UNAUDITED)         2002          2001           2000           1999         11/30/1998
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $    97,794       $  87,570     $  75,402      $  70,122      $  49,608      $  35,679
  Portfolio turnover rate                      33.39%          77.12%        64.76%         76.21%         83.93%         67.86%
===================================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds: Large-Cap Series ("Large-Cap Research Fund") and Small-Cap Value Series ("Small-Cap Value Fund") (collectively, the "Funds").

Large-Cap Research Fund's investment objective is growth of capital and growth of income consistent with reasonable risk. Small-Cap Value Fund's investment objective is long-term capital appreciation. Each Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of Class B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to their shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are allocated to the funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of class net assets at the beginning of the day. Class A, Class B, Class C and Class P bear all the expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Company, on behalf of the Funds, may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned, as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Company's securities if the borrower defaults.

(g) REPURCHASE AGREEMENT-The Funds may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Funds with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio. The management fee is based on each Fund's average daily net assets at an annual rate of .75%.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of 0.04% of each Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Funds.

12b-1 DISTRIBUTION PLANS
Each of the Funds has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                 CLASS A         CLASS B   CLASS C   CLASS P
--------------------------------------------------------------------------------
Service                                 .25%            .25%      .25%      .20%
Distribution                            .10%(1)(2)      .75%      .75%      .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases which is generally amortized over a two-year period.

(2) In addition, until January 1, 2003, each Fund paid an incremental marketing expense of approximately .03% of the average net assets of Class A.

Class Y of each Fund does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the six months ended May 31, 2003:

                                         DISTRIBUTOR       DEALERS'
                                         COMMISSIONS    CONCESSIONS
-------------------------------------------------------------------
Large-Cap Research Fund                  $    64,537    $   353,797
Small-Cap Value Fund                          11,044         64,019

One Director and certain of the Funds' officers have an interest in Lord Abbett.

Small-Cap Value Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Alpha Series of Lord Abbett Securities Trust ("Alpha Series") pursuant to which each Underlying Fund will pay a portion of the expenses of Alpha Series in proportion to the average daily value of the Underlying Fund shares owned by Alpha Series.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and distributed at least semi-annually for Large-Cap Research Fund, and at least annually for Small-Cap Value Fund. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended May 31, 2003 and the fiscal year ended November 30, 2002 are as follows:

                                    LARGE-CAP RESEARCH FUND     SMALL-CAP VALUE FUND
---------------------------------------------------------------------------------------
                                    5/31/2003    11/30/2002     5/31/2003    11/30/2002
---------------------------------------------------------------------------------------
Distributions paid from:
Net long-term capital gains                 -  $  2,199,292  $ 43,168,444  $ 39,801,892
---------------------------------------------------------------------------------------
Total distributions paid            $       -  $  2,199,292  $ 43,168,444  $ 39,801,892
=======================================================================================

At fiscal year end November 30, 2002, the capital loss carryforwards along with the related expiration dates were as follows:

                              AMOUNT             YEARS OF EXPIRATION
--------------------------------------------------------------------
Large-Cap Research      $  2,899,066                            2010
Small-Cap Value                    -                            None

As of May 31, 2003, the aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                               GROSS            GROSS             NET
                                          UNREALIZED       UNREALIZED      UNREALIZED
                            TAX COST            GAIN             LOSS            GAIN
-------------------------------------------------------------------------------------
Large-Cap Research    $  309,612,364  $   20,343,636  $  (19,072,910)  $    1,270,726
Small-Cap Value          588,692,063     126,138,236     (10,281,258)     115,856,978

The difference between book-basis and tax basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

At May 31, 2003, the value of securities loaned for Small-Cap Value Fund is $100,854,872. These loans are collateralized by cash of $100,036,982, which is invested in a restricted money market account, and U.S. Treasury securities of $802,631, for a total of $100,839,613. In accordance with the Fund's Securities Lending Authorization Agreement, additional collateral of $2,768,965 was received by Small-Cap Value Fund on June 2, 2003, the first business day following May 31, 2003. Expenses relating to securities lending of $21,381 are included in other expenses on the Statement of Operations.

As of May 31, 2003, there were no securities on loan and no activity during the six month period ended May 31, 2003 for Large-Cap Research Fund.

Purchases and sales of investment securities (other than short-term investments) for the six month period ended May 31, 2003 are as follows:

                                           PURCHASES           SALES
--------------------------------------------------------------------
Large-Cap Research Fund               $   45,669,217  $   56,470,597
Small-Cap Value Fund                     203,175,010     215,874,129

For each Fund, there were no purchases or sales of U.S. Government Securities for the six months ended May 31, 2003.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statements of Operations and in Directors' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At May 31, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six month period.

9.  TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities of the underlying issuer. Small-Cap Value Fund had the following transactions during the year with an affiliated company:

                     BALANCE OF                          BALANCE OF           VALUE   REALIZED GAIN   DIVIDEND INCOME
                    SHARES HELD       GROSS    GROSS    SHARES HELD              AT       12/1/2002         12/1/2002
AFFILIATES        AT 11/30/2002   ADDITIONS    SALES   AT 5/31/2003       5/31/2003    TO 5/31/2003      TO 5/31/2003
---------------------------------------------------------------------------------------------------------------------
Scansource, Inc.        302,800     337,200        -        640,000   $  16,064,000      $        -        $        -
The Marcus Corp.      1,216,400           -   81,500      1,134,900      15,638,922         330,361           127,159

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodian functions and the accounting and record keeping functions relating to portfolio transactions and calculating each Fund's net asset value.

11. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small-cap company stocks may be more volatile and less liquid than large-cap company stocks. Also, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect Fund performance. For a more detailed discussion of the risks, associated with each Fund, please see the Funds Prospectus.

12. SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 120 million shares and 150 million shares of $0.001 par value capital stock for Large-Cap Research Fund and Small-Cap Value Fund, respectively, designated as follows: 20 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Large-Cap Research Fund; and 50 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Small-Cap Value Fund.

LARGE-CAP RESEARCH FUND
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                     YEAR ENDED
                                  MAY 31, 2003 (UNAUDITED)              NOVEMBER 30, 2002
-----------------------------------------------------------------------------------------
CLASS A SHARES                      SHARES          AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------
Shares sold                      1,114,739   $  22,392,629      2,244,342   $  50,112,859
Reinvestment of distributions            -               -         55,216       1,340,097
Shares reacquired               (1,175,444)    (23,231,608)    (2,308,203)    (49,856,258)
-----------------------------------------------------------------------------------------
Increase (decrease)                (60,705)  $    (838,979)        (8,645)  $   1,596,698
-----------------------------------------------------------------------------------------

CLASS B SHARES
-----------------------------------------------------------------------------------------
Shares sold                        302,258   $   5,904,391        582,045   $  12,957,559
Reinvestment of distributions            -               -         16,877         400,997
Shares reacquired                 (386,102)     (7,429,093)      (692,808)    (14,950,722)
-----------------------------------------------------------------------------------------
Decrease                           (83,844)  $  (1,524,702)       (93,886)  $  (1,592,166)
-----------------------------------------------------------------------------------------

CLASS C SHARES
-----------------------------------------------------------------------------------------
Shares sold                        217,391   $   4,227,783        471,625   $  10,694,857
Reinvestment of distributions            -               -          5,660         134,649
Shares reacquired                 (225,489)     (4,375,935)      (461,758)     (9,893,761)
-----------------------------------------------------------------------------------------
Increase (decrease)                 (8,098)  $    (148,152)        15,527   $     935,745
-----------------------------------------------------------------------------------------

CLASS P SHARES
-----------------------------------------------------------------------------------------
Shares sold                      1,286.141   $      24,121          0.040   $           1
Reinvestment of distributions            -               -          0.294               7
Shares reacquired                   (0.020)              -(a)           -               -
-----------------------------------------------------------------------------------------
Increase                         1,286.121   $      24,121          0.334   $           8
-----------------------------------------------------------------------------------------

                                         SIX MONTHS ENDED                       YEAR ENDED
                                 MAY 31, 2003 (UNAUDITED)                NOVEMBER 30, 2002
------------------------------------------------------------------------------------------
CLASS Y SHARES                     SHARES          AMOUNT       SHARES              AMOUNT
------------------------------------------------------------------------------------------
Shares sold                           241   $       5,000        2,473     $        59,880
Reinvestment of distributions           -               -            -(a)                7
Shares reacquired                       -               -            -                   -
------------------------------------------------------------------------------------------
Increase                              241   $       5,000        2,473     $        59,887
------------------------------------------------------------------------------------------

(a) Amount represents less than 1 share

SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

CLASS A SHARES
-------------------------------------------------------------------------------------------
Shares sold                      2,654,895   $  49,123,631    4,178,232     $    90,463,695
Reinvestment of distributions      789,137      14,654,269      593,266          12,446,715
Shares reacquired               (2,120,349)    (38,791,723)  (6,852,969)       (146,149,999)
-------------------------------------------------------------------------------------------
Increase (decrease)              1,323,683   $  24,986,177   (2,081,471)    $   (43,239,589)
-------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------
Shares sold                        286,805   $   5,088,207      427,732     $     8,897,160
Reinvestment of distributions      412,446       7,341,544      337,152           6,840,817
Shares reacquired                 (722,602)    (12,674,455)  (1,470,051)        (30,065,878)
-------------------------------------------------------------------------------------------
Decrease                           (23,351)  $    (244,704)    (705,167)    $   (14,327,901)
-------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------
Shares sold                        213,593   $   3,797,088      323,507     $     6,798,716
Reinvestment of distributions      128,207       2,284,644      103,069           2,089,200
Shares reacquired                 (364,854)     (6,440,261)    (703,993)        (14,344,924)
-------------------------------------------------------------------------------------------
Decrease                           (23,054)  $    (358,529)    (277,417)    $    (5,457,008)
-------------------------------------------------------------------------------------------

CLASS P SHARES
-------------------------------------------------------------------------------------------
Shares sold                        553,194   $  10,228,372      920,938     $    19,522,942
Reinvestment of distributions       27,682         513,508       10,672             223,798
Shares reacquired                 (187,345)     (3,508,301)    (429,033)         (8,881,644)
-------------------------------------------------------------------------------------------
Increase                           393,531   $   7,233,579      502,577     $    10,865,096
-------------------------------------------------------------------------------------------

CLASS Y SHARES
------------------------------------------------------------------------------------------
Shares sold                       314,055   $   5,936,453    1,473,780     $    32,964,130
Reinvestment of distributions     294,510       5,572,136      186,615           3,967,425
Shares reacquired                (259,206)     (4,875,120)    (798,447)        (17,251,176)
------------------------------------------------------------------------------------------
Increase                          349,359   $   6,633,469      861,948     $    19,680,379
------------------------------------------------------------------------------------------

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Funds' prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT LOGO]


                    This report when not used for the general
                information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street - Jersey City, New Jersey 07302-3973

                         Lord Abbett Research Fund, Inc.
                                Large-Cap Series
                                Small-Cap Value Series

                                                                      LARF-3-503
                                                                          (7/03)

[LORD ABBETT LOGO]

 2003
  SEMI-
 ANNUAL
  REPORT

 LORD ABBETT
 AMERICA'S VALUE
 FUND


  FOR THE SIX MONTHS ENDED MAY 31, 2003

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT AMERICA'S VALUE FUND SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED MAY 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Lord Abbett America's Value Fund's strategies and performance for the period ended May 31, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

     War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate rose in the last six months, reaching 6.1% by May. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing spending. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we continue to expect adequate consumer spending and a renewed capital spending cycle.

     Two trends dominated the fixed-income markets in the period: the flight to a perceived safe haven from geopolitical and economic uncertainties and a search for yield. These differing positions-the first, a flight from risk and the second, a willingness to take on risk-kept the bid strong in nearly every classification of fixed income, from government securities to corporate bonds. With Treasury yields at historically low levels, the search for yield focused in the corporate bond market, where investors remained optimistic. Cash flows into high-yield bond funds were robust. Continuing a trend that began late in 2002, risk-taking was rewarded, with lower-quality credits outperforming investment-grade, regardless of sector.

FUND REVIEW(1)

     For the six months ended May 31, 2003, Lord Abbett America's Value Fund returned 1.5%(2), underperforming the S&P 500(3), which returned 3.9%. Standardized Average Annual Total Returns(4) for 1-year and Since Inception (December 27, 2001) are -23.93% and -14.83%, respectively as of March 31, 2003.

EQUITY PORTION

     For the period, the Fund benefited from stock selection in the healthcare sector,

(Unaudited)
--------------------------------------------------------------------------------

where producers of branded and generic drugs benefited from record sales and earnings. In addition, holdings in the energy sector benefited the Fund after specific asbestos litigations appeared closer to resolution. As a whole, the sector produced positive returns, including the Fund's holding of a provider of various products and services to energy, industrial and government customers.

     In the six month period, Fund returns were hurt by our stock selection and exposure to the consumer discretionary sector. The sector as a whole did not perform well, as consumers reduced spending in reaction to the war with Iraq and other geopolitical issues. Fund holdings in the sector were down for the period, including weak performance from a leading tool and equipment manufacturer.

     Also contributing to poor returns was stock selection in the utilities sector. The Fund's position with an electric and natural gas distributor was one of our weakest performers in the sector, as management worked through a financial restructuring.

FIXED-INCOME PORTION

     The Fund benefited from its diversified positioning in the fixed-income markets, with gains generated in both high-yield and investment-grade corporate bonds as well as in convertible securities. The Fund's best performers in the high-yield market were below investment-grade credits in the telecommunications and cable industries. Also adding to performance were holdings in below investment-grade convertible securities in the healthcare and technology industries.

     Detracting from performance were the portfolio's holdings in investment-grade securities, which underperformed lower quality credits in general, and mortgage-backed securities.

(1) The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the six months ended May 31, 2003.
(3) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(4) Reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except

(Unaudited)
--------------------------------------------------------------------------------

where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, as a result, its asset allocation may change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2003

                                                                                        SHARES
INVESTMENTS                                                                              (000)          VALUE
-------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 90.96%

COMMON STOCKS 58.90%

AUTO COMPONENTS 0.66%
Dana Corp.                                                                                  30   $    271,755
                                                                                                 ------------

CHEMICALS 8.52%
Crompton Corp.                                                                              84        597,740
Dow Chemical Co.                                                                            30        969,900
Eastman Chemical Co.                                                                        30        997,045
IMC Global, Inc.                                                                            38        328,624
Monsanto Co.                                                                                19        388,970
Solutia, Inc.*                                                                              85        217,936
                                                                                                 ------------
TOTAL                                                                                               3,500,215
                                                                                                 ------------

CONTAINERS & PACKAGING 1.42%
Ball Corp.                                                                                  12        584,336
                                                                                                 ------------

ELECTRIC UTILITIES 4.93%
Ameren Corp.                                                                                21        969,150
CMS Energy Corp.*                                                                           57        454,608
Northeast Utilities                                                                         37        602,768
                                                                                                 ------------
TOTAL                                                                                               2,026,526
                                                                                                 ------------

ELECTRICAL EQUIPMENT 2.25%
Hubbell, Inc.                                                                               27        922,284
                                                                                                 ------------

ENERGY EQUIPMENT & SERVICES 2.26%
Halliburton Co.                                                                             39        928,543
                                                                                                 ------------

FOOD & STAPLES RETAILING 0.84%
Albertson's, Inc.                                                                           17        346,442
                                                                                                 ------------

FOOD PRODUCTS 3.41%
Archer-Daniels-Midland Co.                                                                  18        213,066
H.J. Heinz Co.                                                                              12        386,919
Kellogg Co.                                                                                 23        799,040
                                                                                                 ------------
TOTAL                                                                                               1,399,025
                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2003

                                                                                        SHARES
INVESTMENTS                                                                              (000)          VALUE
-------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE 0.55%
CBRL Group, Inc.*                                                                            6   $    227,304
                                                                                                 ------------

HOUSEHOLD DURABLES 3.56%
Newell Rubbermaid, Inc.                                                                     24        684,000
Snap-on, Inc.                                                                               26        778,496
                                                                                                 ------------
TOTAL                                                                                               1,462,496
                                                                                                 ------------

INSURANCE 6.60%
Max Re Capital Ltd.(a)                                                                      25        382,270
PartnerRe Ltd.(a)                                                                           11        584,320
SAFECO Corp.                                                                                15        534,872
Travelers Property Casualty
Corp. Class A                                                                               30        486,634
XL Capital Ltd. Class A(a)                                                                   8        722,515
                                                                                                 ------------
TOTAL                                                                                               2,710,611
                                                                                                 ------------

LEISURE EQUIPMENT & PRODUCTS 0.98%
Foot Locker, Inc.                                                                           30        400,810
                                                                                                 ------------

MACHINERY 3.42%
CNH Global N.V.*(a)                                                                         36        297,928
Cummins, Inc.                                                                               15        521,056
The Timken Co.                                                                              36        584,766
                                                                                                 ------------
TOTAL                                                                                               1,403,750
                                                                                                 ------------

MULTI-LINE RETAIL 1.46%
J.C. Penney Co., Inc.                                                                       17        290,976
May Department Stores Co.                                                                   14        310,167
                                                                                                 ------------
TOTAL                                                                                                 601,143
                                                                                                 ------------

OIL & GAS 5.78%
ChevronTexaco Corp.                                                                         15      1,042,818
EOG Resources, Inc.                                                                          9        370,660
Kerr-McGee Corp.                                                                            20        961,116
                                                                                                 ------------
TOTAL                                                                                               2,374,594
                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2003

                                                                                        SHARES
INVESTMENTS                                                                              (000)          VALUE
-------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS 4.03%
Georgia-Pacific Corp.                                                                       51   $    885,760
MeadWestvaco Corp.                                                                          31        771,232
                                                                                                 ------------
TOTAL                                                                                               1,656,992
                                                                                                 ------------

PHARMACEUTICALS 3.68%
Bristol-Myers Squibb Co.                                                                    37        949,760
Mylan Laboratories, Inc.                                                                    19        560,272
                                                                                                 ------------
TOTAL                                                                                               1,510,032
                                                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS 1.71%
Healthcare Realty Trust, Inc.                                                               24        703,010
                                                                                                 ------------

SPECIALTY RETAIL 0.29%
Office Depot, Inc.*                                                                          9        117,920
                                                                                                 ------------

TEXTILES & APPAREL 0.23%
Tommy Hilfiger Corp.*(a)                                                                    11         95,200
                                                                                                 ------------

TRADING COMPANIES & DISTRIBUTORS 2.32%
Genuine Parts Co.                                                                           29        953,230
                                                                                                 ------------
TOTAL COMMON STOCKS (Cost $25,170,529)                                                             24,196,218
                                                                                                 ============

CONVERTIBLE BONDS 9.21%

                                                                                     PRINCIPAL
                                                       INTEREST        MATURITY         AMOUNT
                                                           RATE            DATE          (000)
                                                   ------------    ------------   ------------
BIOTECHNOLOGY 0.41%
Enzon Pharmaceuticals, Inc.                                4.50%       7/1/2008   $        200        168,250
                                                                                                 ------------

COMMERCIAL SERVICES & SUPPLIES 0.69%
First Data Corp.                                           2.00%       3/1/2008            250        285,625
                                                                                                 ------------

COMMUNICATIONS EQUIPMENT 0.68%
Corning, Inc.                                              3.50%      11/1/2008            250        277,812
                                                                                                 ------------

COMPUTERS & PERIPHERALS 0.85%
Bisys Group, Inc.                                          4.00%      3/15/2006            350        347,812
                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2003

                                                                                        PRINCIPAL
                                                       INTEREST           MATURITY         AMOUNT
INVESTMENTS                                                RATE               DATE          (000)          VALUE
----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.79%
RF Micro Devices, Inc.                                     3.75%         8/15/2005   $        350   $    326,812
                                                                                                    ------------

ENERGY EQUIPMENT & SERVICES 0.55%
Hanover Compressor Co.                                     4.75%         3/15/2008            250        224,688
                                                                                                    ------------

HEALTHCARE PROVIDERS & SERVICES 1.21%
Lifepoint Hospitals Holdings                               4.50%          6/1/2009            350        338,187
Universal Hlth Services, Inc.                             0.426%         6/23/2020            250        159,688
                                                                                                    ------------
TOTAL                                                                                                    497,875
                                                                                                    ------------

MEDIA 0.83%
Interpublic Group of Cos., Inc.                            1.87%          6/1/2006            300        262,500
Sinclair Bcst Grp, Inc.+                                  4.875%(#)      7/15/2018             75         78,469
                                                                                                    ------------
TOTAL                                                                                                    340,969
                                                                                                    ------------

PHARMACEUTICALS 1.23%
IVAX Corp.                                                 5.50%         5/15/2007            500        504,375
                                                                                                    ------------

SOFTWARE 1.97%
BEA Systems, Inc.                                          4.00%        12/15/2006            300        287,625
Mentor Graphics Corp.                                     6.875%         6/15/2007            250        271,563
Mercury Interactive Corp.                                  4.75%          7/1/2007            250        250,625
                                                                                                    ------------
TOTAL                                                                                                    809,813
                                                                                                    ------------
TOTAL CONVERTIBLE BONDS (Cost $3,604,992)                                                              3,784,031
                                                                                                    ============

CONVERTIBLE PREFERRED STOCKS 4.18%

                                                                                        SHARES
                                                                                         (000)
                                                                                     ------------
AEROSPACE & DEFENSE 0.69%
Raytheon Co.                                                                                    5        282,200
                                                                                                    ------------

BIOTECHNOLOGY 0.58%
Baxter Int'l., Inc.                                                                             5        239,800
                                                                                                    ------------

COMPUTERS & PERIPHERALS 0.18%
Electronic Data Systems Corp.                                                                   4         74,445
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2003

                                                                                        SHARES
INVESTMENTS                                                                              (000)          VALUE
-------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING 0.57%
Temple-Inland, Inc.                                                                          5   $    234,950
                                                                                                 ------------

HEALTHCARE PROVIDERS & SERVICES 1.09%
Anthem, Inc.                                                                                 5        446,500
                                                                                                 ------------

MEDIA 1.07%
Sinclair Bcst Grp, Inc.                                                                     10        440,000
                                                                                                 ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,726,701)                                                1,717,895
                                                                                                 ============

FOREIGN BONDS 0.31%

                                                                                     PRINCIPAL
                                                       INTEREST        MATURITY         AMOUNT
                                                           RATE            DATE          (000)
                                                   ------------    ------------   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES 0.18%
Nortel Networks, Inc.(a)                                  6.125%      2/15/2006   $         75         73,125
                                                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES 0.13%
Rogers Cantel, Inc.(a)                                     8.30%      10/1/2007             50         51,250
                                                                                                 ------------
TOTAL FOREIGN BONDS (Cost $112,760)                                                                   124,375
                                                                                                 ============

HIGH YIELD CORPORATE BONDS 17.95%

AUTOMOBILES 1.23%
Cummins, Inc.+                                             9.50%      12/1/2010            100        108,250
Dana Corp.                                               10.125%      3/15/2010            125        136,875
Ford Motor Credit Co.                                      7.25%     10/25/2011            150        155,065
TRW Automotive Inc.+                                      9.375%      2/15/2013            100        104,750
                                                                                                 ------------
TOTAL                                                                                                 504,940
                                                                                                 ------------

CHEMICALS 0.83%
FMC Corp.                                                 10.25%      11/1/2009            100        112,750
Omnova Solutions, Inc.+                                   11.25%       6/1/2010             45         47,025
Solutia, Inc.                                              6.72%     10/15/2037            100         73,500
United Industries Corp.+                                  9.875%       4/1/2009            100        106,625
                                                                                                 ------------
TOTAL                                                                                                 339,900
                                                                                                 ------------

COMPUTERS & PERIPHERALS 0.26%
Seagate Tech Hldgs., Inc.(a)                               8.00%      5/15/2009            100        108,000
                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2003

                                                                                     PRINCIPAL
                                                       INTEREST        MATURITY         AMOUNT
INVESTMENTS                                                RATE            DATE          (000)          VALUE
-------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS 0.59%
American Standard Cos., Inc.                               8.25%       6/1/2009   $        125   $    138,125
William Lyon Homes, Inc.                                  10.75%       4/1/2013            100        104,000
                                                                                                 ------------
TOTAL                                                                                                 242,125
                                                                                                 ------------

CONTAINERS & PACKAGING 1.02%
BWAY Corp.+                                               10.00%     10/15/2010            200        207,000
Owens-Brockway Glass Co.                                  8.875%      2/15/2009            150        159,750
Stone Container Corp.                                     8.375%       7/1/2012             50         52,625
                                                                                                 ------------
TOTAL                                                                                                 419,375
                                                                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES 1.12%
Direct TV Holdings/Finance+                               8.375%      3/15/2013            150        166,875
Qwest Capital Funding                                     5.875%       8/3/2004            110        105,875
Qwest Services Corp.+                                     13.50%     12/15/2010            165        188,512
                                                                                                 ------------
TOTAL                                                                                                 461,262
                                                                                                 ------------

ELECTRIC UTILITIES 0.26%
PSEG Energy Holdings, Inc.                                8.625%      2/15/2008            100        108,376
                                                                                                 ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.94%
PerkinElmer, Inc.+                                        8.875%      1/15/2013            100        108,500
Sanmina Corp.+                                           10.375%      1/15/2010            250        278,750
                                                                                                 ------------
TOTAL                                                                                                 387,250
                                                                                                 ------------

FOOD PRODUCTS 0.91%
B&G Foods, Inc.                                           9.625%       8/1/2007            100        102,875
Corn Products Int'l., Inc.                                 8.45%      8/15/2009             50         55,500
Dean Foods Co.                                             8.15%       8/1/2007            100        108,500
Dole Food Co.+                                            8.875%      3/15/2011            100        106,000
                                                                                                 ------------
TOTAL                                                                                                 372,875
                                                                                                 ------------

HEALTHCARE EQUIPMENT & SUPPLIES 0.05%
Medex, Inc.+                                              8.875%      5/15/2013             20         20,600
                                                                                                 ------------

HEALTHCARE PROVIDERS & SERVICES 1.26%
Alliance Imaging                                         10.375%      4/15/2011            100         99,500
Extendicare Health Svcs, Inc.                              9.50%       7/1/2010            150        152,250
Healthsouth Corp.(b)                                      10.75%      10/1/2008            100         37,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2003

                                                                                         PRINCIPAL
                                                       INTEREST            MATURITY         AMOUNT
INVESTMENTS                                                RATE                DATE          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------
Iasis Healthcare Corp.+                                    8.50%         10/15/2009   $         50   $     50,437
PacifiCare Health System, Inc.                            10.75%           6/1/2009            160        176,000
                                                                                                     ------------
TOTAL                                                                                                     515,687
                                                                                                     ------------

HOTELS, RESTAURANTS & LEISURE 1.08%
Aztar Corp.                                               8.875%          5/15/2007            250        261,250
John Q. Hammons Hotels, Inc.                              8.875%          5/15/2012            100        103,000
Turning Stone Casino Resort+                              9.125%         12/15/2010             75         79,406
                                                                                                     ------------
TOTAL                                                                                                     443,656
                                                                                                     ------------

HOUSEHOLD DURABLES 0.26%
Roundy's, Inc.                                            8.875%          6/15/2012            100        104,750
                                                                                                     ------------

INDUSTRIAL CONGLOMERATES 1.15%
Allied Waste North America, Inc.                          10.00%           8/1/2009            250        264,062
Anchor Glass Container Corp.+                             11.00%          2/15/2013            200        209,000
                                                                                                     ------------
TOTAL                                                                                                     473,062
                                                                                                     ------------

IT SERVICES 0.19%
Titan Corp.+                                               8.00%          5/15/2011             75         77,438
                                                                                                     ------------

LEISURE EQUIPMENT & PRODUCTS 0.40%
Cinemark USA, Inc.+                                        9.00%           2/1/2013             50         54,000
Remington Arms Co.+                                       10.50%           2/1/2011             75         75,563
Royal Caribbean Cruises, Ltd.(a)                           8.00%          5/15/2010             35         35,175
                                                                                                     ------------
TOTAL                                                                                                     164,738
                                                                                                     ------------

MACHINERY 0.12%
JLG Industries, Inc.+                                      8.25%           5/1/2008             50         50,375
                                                                                                     ------------

MEDIA 1.74%
AOL Time Warner, Inc.                                     6.125%          4/15/2006            200        217,969
Block Communications, Inc.                                 9.25%          4/15/2009            100        109,250
Houghton Mifflin Co.+                                      8.25%           2/1/2011            100        104,625
Insight Comm Co., Inc.**                            0.00%/12.25%   2/15/2006 & 2011            110         85,250
Lin Television Corp.+                                      6.50%          5/15/2013             50         50,250
Primedia, Inc.                                            8.875%          5/15/2011            100        105,000
Vertis, Inc.+                                              9.75%           4/1/2009             40         41,100
                                                                                                     ------------
TOTAL                                                                                                     713,444
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2003

                                                                                     PRINCIPAL
                                                       INTEREST        MATURITY         AMOUNT
INVESTMENTS                                                RATE            DATE          (000)          VALUE
-------------------------------------------------------------------------------------------------------------
METALS & MINING 0.59%
Armco, Inc.                                                9.00%      9/15/2007   $        135   $    122,175
Oregon Steel Mills, Inc.                                  10.00%      7/15/2009             30         27,000
Owens-Brockway Glass Co.+                                  7.75%      5/15/2011             90         92,475
                                                                                                 ------------
TOTAL                                                                                                 241,650
                                                                                                 ------------

MULTI-UTILITIES & UNREGULATED POWER 0.69%
AES Corp.+                                                 8.75%      5/15/2013             75         76,500
Calpine Corp.                                              8.50%      2/15/2011            300        205,500
                                                                                                 ------------
TOTAL                                                                                                 282,000
                                                                                                 ------------

OIL & GAS 0.79%
Dynegy, Inc.                                              8.125%      3/15/2005            175        167,125
Northwest Pipeline Corp.                                  8.125%       3/1/2010             75         81,375
Semco Energy, Inc.+                                       7.125%      5/15/2008             75         77,813
                                                                                                 ------------
TOTAL                                                                                                 326,313
                                                                                                 ------------

PAPER & FOREST PRODUCTS 1.36%
Buckeye Technologies, Inc.                                 8.00%     10/15/2010            100         90,500
Longview Fibre Co.                                        10.00%      1/15/2009            150        162,000
MDP Acquisitions Plc(a)                                   9.625%      10/1/2012            150        162,188
Tembec Industries, Inc.(a)                                 7.75%      3/15/2012            150        143,250
                                                                                                 ------------
TOTAL                                                                                                 557,938
                                                                                                 ------------

TEXTILES & APPAREL 0.43%
Levi Strauss & Co.+                                       12.25%     12/15/2012            150        126,000
Oxford Industries, Inc.+                                  8.875%       6/1/2011             50         50,500
                                                                                                 ------------
TOTAL                                                                                                 176,500
                                                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES 0.68%
TeleCorp PCS, Inc.                                       10.625%      7/15/2010            100        119,500
Triton PCS, Inc.                                          11.00%       5/1/2008            150        159,750
                                                                                                 ------------
TOTAL                                                                                                 279,250
                                                                                                 ------------
TOTAL HIGH YIELD CORPORATE BONDS (Cost $7,098,780)                                                  7,371,504
                                                                                                 ============

PASS-THROUGH AGENCIES 0.41%

DIVERSIFIED FINANCIALS 0.41%
Federal National
Mortgage Assoc. (Cost $163,926)                            7.00%       1/1/2032            161        170,168
                                                                                                 ------------
TOTAL LONG-TERM INVESTMENTS (Cost $37,877,688)                                                     37,364,191
                                                                                                 ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2003

                                                                                     PRINCIPAL
                                                                                        AMOUNT
INVESTMENTS                                                                              (000)          VALUE
-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 7.64%

REPURCHASE AGREEMENT 7.64%
Repurchase Agreement dated 5/30/2003 1.25% due 6/2/2003
from State Street Bank & Trust Co. collateralized by $2,955,000 of Federal Home Loan Bank at 9.50% due 2/25/2004;
value $3,206,175; proceeds: $3,140,749 (Cost $3,140,422)                          $      3,140   $  3,140,422
                                                                                                 ============
TOTAL INVESTMENTS 98.60% (Cost $41,018,110)                                                      $ 40,504,613
                                                                                                 ============

   * Non-income producing security.
  ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
   + Restricted security under Rule 144A.
   # Variable rate security. The interest rate represents the rate at May 31,
     2003.
 (a) Foreign security denominated in U.S. dollars.
 (b) Defaulted security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
May 31, 2003

ASSETS:
  Investment in securities, at cost                                      $   41,018,110
---------------------------------------------------------------------------------------
  Investment in securities, at value                                     $   40,504,613
  Receivables:
    Interest and dividends                                                      296,806
    Investment securities sold                                                2,845,668
    Capital shares sold                                                       1,853,066
    From Lord, Abbett & Co. LLC                                                  15,647
  Prepaid expenses and other assets                                              12,045
---------------------------------------------------------------------------------------
  TOTAL ASSETS                                                               45,527,845
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                           4,314,857
    Capital shares reacquired                                                    22,391
    Management fees                                                              24,083
    12b-1 distribution fees                                                      14,494
    Fund administration fees                                                      7,850
  Accrued expenses and other liabilities                                         66,458
---------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                           4,450,133
=======================================================================================
NET ASSETS                                                               $   41,077,712
=======================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $   41,740,384
Undistributed net investment income                                             433,230
Accumulated net realized loss on investments                                   (582,405)
Net unrealized depreciation on investments                                     (513,497)
---------------------------------------------------------------------------------------
NET ASSETS                                                               $   41,077,712
=======================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $   34,298,134
Class B Shares                                                           $    3,569,947
Class C Shares                                                           $    3,207,492
Class P Shares                                                           $        1,067
Class Y Shares                                                           $        1,072

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                3,636,620
Class B Shares                                                                  380,216
Class C Shares                                                                  341,460
Class P Shares                                                                  113.030
Class Y Shares                                                                  113.416

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $         9.43
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                           $        10.01
Class B Shares-Net asset value                                           $         9.39
Class C Shares-Net asset value                                           $         9.39
Class P Shares-Net asset value                                           $         9.44
Class Y Shares-Net asset value                                           $         9.45
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2003

INVESTMENT INCOME:
Dividends                                                                $      349,813
Interest                                                                        350,173
Foreign withholding tax                                                          (1,338)
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         698,648
---------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                 111,617
12b-1 distribution plan-Class A                                                  43,014
12b-1 distribution plan-Class B                                                  12,992
12b-1 distribution plan-Class C                                                  14,557
12b-1 distribution plan-Class P                                                       2
Shareholder servicing                                                            13,010
Professional                                                                      3,567
Reports to shareholders                                                          12,725
Fund accounting                                                                   3,945
Fund administration                                                               4,551
Custody                                                                           4,597
Directors' fees                                                                      31
Registration                                                                     38,950
Other                                                                               708
---------------------------------------------------------------------------------------
Gross expenses                                                                  264,266
  Expense reductions                                                               (208)
  Expenses assumed by Lord, Abbett & Co. LLC                                    (43,316)
---------------------------------------------------------------------------------------
NET EXPENSES                                                                    220,742
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           477,906
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized loss on investments                                               (437,697)
Net change in unrealized appreciation/depreciation on investments             1,132,686
=======================================================================================
NET REALIZED AND UNREALIZED GAIN                                                694,989
=======================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $    1,172,895
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                           ENDED
                                                                    MAY 31, 2003     DECEMBER 19, 2001*
INCREASE IN NET ASSETS                                               (UNAUDITED)   TO NOVEMBER 30, 2002
OPERATIONS:
Net investment income                                               $    477,906           $    420,747
Net realized loss on investments                                        (437,697)              (144,633)
Net change in unrealized appreciation/depreciation on investments      1,132,686             (1,646,183)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        1,172,895             (1,370,069)
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class A                                                                 (351,963)               (82,380)
Class B                                                                  (30,786)                (8,158)
Class C                                                                  (33,938)                (9,286)
Class P                                                                      (16)                    (4)
Class Y                                                                      (19)                    (6)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     (416,722)               (99,834)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                     18,981,959             31,808,444
Reinvestment of distributions                                            365,462                 90,894
Cost of shares reacquired                                             (5,315,717)            (6,139,600)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                                        14,031,704             25,759,738
=======================================================================================================
NET INCREASE IN NET ASSETS                                            14,787,877             24,289,835
=======================================================================================================
NET ASSETS
Beginning of period                                                   26,289,835              2,000,000
-------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $ 41,077,712           $ 26,289,835
=======================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                 $    433,230           $    372,046
=======================================================================================================

* Commencement of investment operations; SEC effective date and date shares first became available to the public is December 27,2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS
                                                                        ENDED            12/19/2001(a)
                                                                      5/31/2003               TO
                                                                     (UNAUDITED)          11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $       9.45         $       10.00
                                                                    ============         =============
  Unrealized appreciation on investments                                                           .01
                                                                                         -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                    $       10.01
                                                                                         =============
Investment operations
  Net investment income                                                      .14(b)                .29(b)
  Net realized and unrealized loss                                          (.01)                 (.80)
                                                                    ------------         -------------
    Total from investment operations                                         .13                  (.51)
                                                                    ------------         -------------
Distributions to shareholders from net investment income                    (.15)                 (.05)
                                                                    ------------         -------------
NET ASSET VALUE, END OF PERIOD                                      $       9.43         $        9.45
                                                                    ============         =============

Total Return(c)                                                                                    .10%(d((e)
Total Return(c)                                                             1.47%(d)             (5.10)%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                     .68%(d)              1.29%(d)
  Expenses, excluding expense reductions                                     .83%(d)              2.25%(d)
  Net investment income                                                     1.66%(d)              2.99%(d)

                                                                     SIX MONTHS
                                                                        ENDED            12/19/2001(a)
                                                                      5/31/2003               TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)          11/30/2002
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $     34,298         $      21,467
  Portfolio turnover rate                                                   9.56%                33.71%
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     SIX MONTHS
                                                                        ENDED            12/19/2001(a)
                                                                      5/31/2003               TO
                                                                     (UNAUDITED)          11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $       9.40         $       10.00
                                                                    ============         =============
  Unrealized appreciation on investments                                                           .01
                                                                                         -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                    $       10.01
                                                                                         =============
Investment operations
  Net investment income                                                      .11(b)                .24(b)
  Net realized and unrealized loss                                            --(g)               (.81)
                                                                    ------------         -------------
    Total from investment operations                                         .11                  (.57)
                                                                    ------------         -------------
Distributions to shareholders from net investment income                    (.12)                 (.04)
                                                                    ------------         -------------
NET ASSET VALUE, END OF PERIOD                                      $       9.39         $        9.40
                                                                    ============         =============

Total Return(c)                                                                                    .10%(d)(e)
Total Return(c)                                                             1.27%(d)             (5.69)%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                    1.00%(d)              1.85%(d)
  Expenses, excluding expense reductions                                    1.15%(d)              2.81%(d)
  Net investment income                                                     1.36%(d)              2.43%(d)

                                                                     SIX MONTHS
                                                                        ENDED            12/19/2001(a)
                                                                      5/31/2003               TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)          11/30/2002
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $      3,570         $       2,283
  Portfolio turnover rate                                                   9.56%                33.71%
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     SIX MONTHS
                                                                        ENDED            12/19/2001(a)
                                                                      5/31/2003               TO
                                                                     (UNAUDITED)          11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $       9.41         $       10.00
                                                                    ============         =============
  Unrealized appreciation on investments                                                           .01
                                                                                         -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                    $       10.01
                                                                                         =============
Investment operations
  Net investment income                                                      .11(b)                .24(b)
  Net realized and unrealized loss                                          (.01)                 (.79)
                                                                    ------------         -------------
  Total from investment operations                                           .10                  (.55)
                                                                    ------------         -------------
Distributions to shareholders from net investment income                    (.12)                 (.05)
                                                                    ------------         -------------
NET ASSET VALUE, END OF PERIOD                                      $       9.39         $        9.41
                                                                    ============         =============

Total Return(c)                                                                                    .10%(d)(e)
Total Return(c)                                                             1.12%(d)             (5.54)%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                    1.00%(d)              1.85%(d)
  Expenses, excluding expense reductions                                    1.15%(d)              2.81%(d)
  Net investment income                                                     1.36%(d)              2.43%(d)

                                                                     SIX MONTHS
                                                                        ENDED            12/19/2001(a)
                                                                      5/31/2003               TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)          11/30/2002
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $      3,206         $       2,538
  Portfolio turnover rate                                                   9.56%                33.71%
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     SIX MONTHS
                                                                        ENDED            12/19/2001(a)
                                                                      5/31/2003               TO
                                                                     (UNAUDITED)          11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $       9.45         $       10.00
                                                                    ============         =============
  Unrealized appreciation on investments                                                           .01
                                                                                         -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                    $       10.01
                                                                                         =============
Investment operations
  Net investment income                                                      .14(b)                .28(b)
  Net realized and unrealized loss                                            --(g)               (.80)
                                                                    ------------         -------------
    Total from investment operations                                         .14                  (.52)
                                                                    ------------         -------------
Distributions to shareholders from net investment income                    (.15)                 (.04)
                                                                    ------------         -------------
NET ASSET VALUE, END OF PERIOD                                      $       9.44         $        9.45
                                                                    ============         =============

Total Return(c)                                                                                    .10%(d)(e)
Total Return(c)                                                             1.53%(d)             (5.20)%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                     .73%(d)              1.35%(d)
  Expenses, excluding expense reductions                                     .88%(d)              2.31%(d)
  Net investment income                                                     1.63%(d)              2.93%(d)

                                                                     SIX MONTHS
                                                                        ENDED            12/19/2001(a)
                                                                      5/31/2003               TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)          11/30/2002
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $          1         $           1
  Portfolio turnover rate                                                   9.56%                33.71%
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     SIX MONTHS
                                                                        ENDED            12/19/2001(a)
                                                                      5/31/2003               TO
                                                                     (UNAUDITED)          11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $       9.47         $       10.00
                                                                    ============         =============
  Unrealized appreciation on investments                                                           .01
                                                                                         -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                    $       10.01
                                                                                         =============
Investment operations
  Net investment income                                                      .16(b)                .32(b)
  Net realized and unrealized loss                                          (.01)                 (.80)
                                                                    ------------         -------------
    Total from investment operations                                         .15                  (.48)
                                                                    ------------         -------------
Distributions to shareholders from net investment income                    (.17)                 (.06)
                                                                    ------------         -------------
NET ASSET VALUE, END OF PERIOD                                      $       9.45         $        9.47
                                                                    ============         =============

Total Return(c)                                                                                    .10%(d)(e)
Total Return(c)                                                             1.64%(d)             (4.83)%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                     .50%(d)               .93%(d)
  Expenses, excluding expense reductions                                     .65%(d)              1.89%(d)
  Net investment income                                                     1.86%(d)              3.35%(d)

                                                                     SIX MONTHS
                                                                        ENDED            12/19/2001(a)
                                                                      5/31/2003               TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)          11/30/2002
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $          1         $           1
  Portfolio turnover rate                                                   9.56%                33.71%
======================================================================================================

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is December 27, 2001.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all dividends.
(d) Not annualized.
(e) Total return for the period 12/19/2001 through 12/26/2001.
(f) Total return for the period 12/27/2001 through 11/30/2002.
(g) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds--Lord Abbett America's Value Fund (the "Fund"). The Fund's investment objective is to seek current income and capital appreciation.

The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENT-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

(g) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned, as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .75%.

For the six months ended May 31, 2003, Lord Abbett voluntarily limited the Fund's other expenses (excluding management fee and 12b-1 distribution fees) to 0.26% of average daily net assets. Lord Abbett may stop limiting expenses at any time.

In addition, effective on January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

12b-1 DISTRIBUTION PLANS

The Company has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A            CLASS B         CLASS C          CLASS P
----------------------------------------------------------------------------------
Service                   .25%               .25%            .25%             .20%
Distribution              .10%(1)(2)         .75%            .75%             .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.
(2) In addition, until January 1, 2003, the Fund paid an incremental marketing expense of approximately .03% of the average net assets of Class A.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the six months ended May 31, 2003:

DISTRIBUTOR           DEALERS'
COMMISSIONS        CONCESSIONS
------------------------------
$    62,795        $   332,637

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended May 31, 2003 and the fiscal year ended November 30, 2002 are as follows:

                                            5/31/2003         11/30/2002
------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                           $ 416,722         $   99,834
------------------------------------------------------------------------
Total distributions paid                    $ 416,722         $   99,834
------------------------------------------------------------------------

At fiscal year end November 30, 2002, the capital loss carryforwards along with the related expiration dates were as follows:

                                                         YEARS OF
                                          AMOUNT       EXPIRATION
-----------------------------------------------------------------
                                        $  108,012           2010

As of May 31, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax Cost                                                            $ 41,047,970
--------------------------------------------------------------------------------
Gross unrealized gain                                                  1,903,091
Gross unrealized loss                                                 (2,446,448)
--------------------------------------------------------------------------------
Net unrealized loss                                                 $   (543,357)
--------------------------------------------------------------------------------

The difference between book-basis and tax basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2003 are as follows:

NON-U.S. GOVERNMENT    U.S. GOVERNMENT    NON-U.S. GOVERNMENT     U.S. GOVERNMENT
PURCHASES                    PURCHASES                  SALES               SALES
---------------------------------------------------------------------------------
$  14,878,481                    $  -            $  2,694,352        $     42,836

As of May 31, 2003, there were no securities on loan and no activity during the six-month period.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Fund. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At May 31, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six month period.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfiolio transactions and calculating the Fund's net asset values.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities. The values of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

These factors can affect Fund performance. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

11. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 150 million shares of $0.001 par value capital stock designated as follows: 50 million Class A shares; 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares.

                                                       SIX MONTHS ENDED                    PERIOD ENDED
                                                MAY 31,2003 (UNAUDITED)               NOVEMBER 30,2002*
-------------------------------------------------------------------------------------------------------
                                                 SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                   1,807,455    $ 16,112,419       2,550,856    $ 25,027,828
Reinvestment of distributions                    35,402         319,327           7,860          79,548
Shares reacquired                              (478,976)     (4,282,722)       (485,577)     (4,561,723)
-------------------------------------------------------------------------------------------------------
Increase                                      1,363,881    $ 12,149,024       2,073,139    $ 20,545,653
-------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                     198,799    $  1,772,527         302,701    $  3,010,750
Reinvestment of distributions                     2,888          26,019             551           5,566
Shares reacquired                               (64,204)       (561,550)        (60,619)       (579,658)
-------------------------------------------------------------------------------------------------------
Increase                                        137,483    $  1,236,996         242,633    $  2,436,658
-------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                     122,742    $  1,096,813         380,215    $  3,769,866
Reinvestment of distributions                     2,229          20,082             571           5,770
Shares reacquired                               (53,352)       (471,445)       (111,045)       (998,219)
-------------------------------------------------------------------------------------------------------
Increase                                         71,619    $    645,450         269,741    $  2,777,417
-------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                      10.776    $        100               -    $          -
Reinvestment of distributions                     1.736              16           0.418            4.23
-------------------------------------------------------------------------------------------------------
Increase                                         12.512    $        116           0.418    $       4.23
-------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                      10.752    $        100               -    $          -
Reinvestment of distributions                     1.965              18           0.599            6.07
-------------------------------------------------------------------------------------------------------
Increase                                         12.717    $        118           0.599    $       6.07
-------------------------------------------------------------------------------------------------------

* For the period December 27, 2001 (SEC effective date and date shares first became available to the public) to November 30, 2002.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT LOGO]



  This report when not used for
    the general information of
 shareholders of the Fund, is to
 be distributed only if preceded
   or accompanied by a current
         Fund Prospectus.

  Lord Abbett Mutual Fund shares
       are distributed by:         Lord Abbett Research Fund, Inc.
   LORD ABBETT DISTRIBUTOR LLC            Lord Abbett America's Value Fund
 90 Hudson Street - Jersey City,
      New Jersey 07302-3973

                                                                     LAAMF-3-503
                                                                          (7/03)

[LORD ABBETT LOGO]

  2003
   SEMI-
  ANNUAL
    REPORT

  LORD ABBETT
  GROWTH OPPORTUNITIES
   FUND


  FOR THE SIX MONTHS ENDED MAY 31, 2003

(Unaudited)
--------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED MAY 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide a six-month overview of the Lord Abbett Growth Opportunities Fund's strategies and performance for the period ended May 31, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

MARKET REVIEW(1)

     War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate rose in the last six months, reaching 6.1% by May. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing real spending. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we continue to expect adequate consumer spending and a renewed capital spending cycle; to fuel economic expansion.

FUND REVIEW(1)

     For the six months ended May 31, 2003, Lord Abbett Growth Opportunities Fund returned 7.8%(2), compared to the Russell Midcap(R) Growth Index(3), which returned 10.0% during the same period. Standardized Average Annual Total Returns(4) for 1-year, 5-year and Life of Fund (August 1, 1995) are -27.84%, -0.54% and +8.17%, respectively as of March 31, 2003.

     For the period, the Fund benefited from stock selection in the financial services sector. Fund positions in local savings banks and insurance holding companies performed well, benefiting from favorable pricing trends. The Fund also performed well in the producer durables sector, where stock selection helped performance. Specifically, the performance of homebuilding companies

(Unaudited)
--------------------------------------------------------------------------------

helped the Fund as historically low interest rates continued to drive the purchases of new homes.

     Stock selection in the technology sector detracted from performance, as companies in the network security and network management sector slumped from lower information technology spending and general concerns over future spending. Stock selection in the healthcare sector also hurt performance, as software technology companies for healthcare organizations performed poorly from lower sales and earnings expectations.


(1) The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects performance at the Net Asset Value (NAV) of Class A shares for the six months ended May 31, 2003.
(3) The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. Indices are unmanaged, do not reflect the deductions of fees or expenses and are not available for direct investment.
(4) Reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, as a result, asset allocation may change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 99.74%

AEROSPACE 1.02%
Northrop Grumman Corp.                                     50,000   $      4,398
                                                                    ------------

BANKS: OUTSIDE NEW YORK CITY 0.67%
Southwest Bancorp of Texas, Inc.*^                         86,800          2,859
                                                                    ------------

BEVERAGE: SOFT DRINKS 1.38%
Pepsi Bottling Group, Inc.                                290,700          5,927
                                                                    ------------

BIOTECHNOLOGY RESEARCH & PRODUCTION 2.59%
Cephalon, Inc.*^                                           67,800          3,064
Genzyme Corp.*                                            102,200          4,854
IDEC Pharmaceuticals Corp.*^                               83,900          3,202
                                                                    ------------
TOTAL                                                                     11,120
                                                                    ------------

CABLE TELEVISION SERVICES 2.04%
Echostar Communications Corp.*                            260,500          8,748
                                                                    ------------

COMMUNICATIONS & MEDIA 1.37%
Lamar Advertising Co.*                                    166,700          5,878
                                                                    ------------

COMMUNICATIONS TECHNOLOGY 0.57%
Symbol Technologies, Inc.^                                181,200          2,428
                                                                    ------------

COMPUTER SERVICES SOFTWARE & SYSTEMS 4.64%
Amdocs Ltd.*(a)                                           180,400          3,520
Borland Software Corp.*                                   228,100          2,308
Business Objects S.A. ADR*^(a)                            276,300          5,595
CACI Int'l, Inc.*                                         110,300          3,645
Intuit, Inc.*                                             104,900          4,835
                                                                    ------------
TOTAL                                                                     19,903
                                                                    ------------

COMPUTER TECHNOLOGY 1.07%
McData Corp.*^                                            213,000   $      2,867
Synopsys, Inc.*                                            28,000          1,716
                                                                    ------------
TOTAL                                                                      4,583
                                                                    ------------

CONSUMER ELECTRONICS 1.71%
Harman Int'l., Inc.                                        99,100          7,353
                                                                    ------------

CONTAINERS & PACKAGING: PAPER & PLASTIC 1.19%
Pactiv Corp.*                                             260,600          5,095
                                                                    ------------

DIVERSIFIED PRODUCTION 1.32%
Danaher Corp.                                              84,400          5,648
                                                                    ------------

DRUGS & PHARMACEUTICALS 11.13%
Allergan, Inc.                                             52,100          3,757
AmerisourceBergen Corp.                                   117,324          7,355
Barr Laboratories, Inc.*                                   93,000          4,906
Biovail Corp.*^(a)                                        151,200          7,052
Gilead Sciences, Inc.*                                      8,600            454
MedImmune, Inc.*                                          116,270          4,122
SICOR, Inc.*                                              171,200          3,619
Teva Pharmaceutical Industries Ltd. ADR (a)               201,400         10,209
Watson Pharmaceutical, Inc.*                              170,300          6,304
                                                                    ------------
TOTAL                                                                     47,778
                                                                    ------------

EDUCATION SERVICES 0.76%
Education Management Corp.*                                68,800          3,271
                                                                    ------------

ELECTRONICS 0.84%
Semtech Corp.*^                                           228,100          3,615
                                                                    ------------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 3.97%
Integrated Circuit Systems, Inc.*                         311,500          8,127

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
Jabil Circuit, Inc.*                                      209,900   $      4,406
Marvell Technology Group Ltd.*^(a)                        142,500          4,519
                                                                    ------------
TOTAL                                                                     17,052
                                                                    ------------

ENTERTAINMENT 1.26%
Hollywood Entertainment Corp.*                            322,400          5,410
                                                                    ------------

FINANCE:SMALL LOAN 0.78%
SLM Corp.                                                  27,800          3,336
                                                                    ------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 3.30%
Affiliated Computers Services, Inc.*                      176,800          8,193
Fiserv, Inc.*                                             181,000          5,989
                                                                    ------------
TOTAL                                                                     14,182
                                                                    ------------

FOODS 1.58%
American Italian Pasta Co.*^                              154,300          6,761
                                                                    ------------

HEALTH & PERSONAL CARE 3.06%
Anthem, Inc.*                                             147,400         10,812
Province Healthcare Co.*^                                 212,049          2,322
                                                                    ------------
TOTAL                                                                     13,134
                                                                    ------------

HEALTHCARE FACILITIES 4.54%
Pharm Product Development, Inc.*^                         207,000          5,806
Quest Diagnostics, Inc.*                                  117,300          7,432
Triad Hospitals, Inc.*                                    241,100          6,237
                                                                    ------------
TOTAL                                                                     19,475
                                                                    ------------

HEALTHCARE MANAGEMENT SERVICES 3.44%
Caremark Rx, Inc.*                                        497,600         11,236
Cerner Corp.*^                                            166,900          3,523
                                                                    ------------
TOTAL                                                                     14,759
                                                                    ------------

HOMEBUILDING 1.25%
Pulte Homes, Inc.                                          81,500   $      5,346
                                                                    ------------

INSURANCE: PROPERTY-CASUALTY 6.58%
Everest Re Group Ltd.(a)                                  116,300          8,490
HCC Insurance Hldgs., Inc.                                315,400          9,036
RenaissanceRe Holdings Ltd.(a)                             28,700          1,283
W.R. Berkley Corp.                                        191,500          9,431
                                                                    ------------
TOTAL                                                                     28,240
                                                                    ------------

INVESTMENT MANAGEMENT COMPANIES 1.54%
Affiliated Managers Group, Inc.*^                         120,400          6,622
                                                                    ------------

MACHINERY: OIL WELL EQUIPMENT & SERVICES 5.25%
BJ Services Co.*^                                         314,300         12,795
Patterson-UTI Energy, Inc.*                               266,600          9,755
                                                                    ------------
TOTAL                                                                     22,550
                                                                    ------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 3.10%
Boston Scientific Corp.*                                  133,000          6,929
Henry Schein, Inc.*                                        59,700          2,935
St. Jude Medical, Inc.*                                    61,100          3,428
                                                                    ------------
TOTAL                                                                     13,292
                                                                    ------------
MULTI-SECTOR COMPANIES 0.83%
SPX Corp.*                                                 92,800          3,576
                                                                    ------------

OIL: CRUDE PRODUCERS 2.82%
Westport Resources Corp.*^                                268,900          5,970
XTO Energy, Inc.                                          285,800          6,133
                                                                    ------------
TOTAL                                                                     12,103
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS 1.10%
Univision Communications, Inc.*^                          157,900   $      4,713
                                                                    ------------

RETAIL 12.31%
Advance Auto Parts*^                                      148,800          8,851
Dollar Tree Stores, Inc.*                                 246,400          7,146
GameStop Corp.*                                           484,560          6,071
Linens 'N Things, Inc.*^                                  202,800          4,668
Michaels Stores, Inc.*                                    245,100          9,218
MSC Industrial Direct Co., Inc.*^                         249,600          4,740
Petco Animal Supplies, Inc.*^                             309,500          6,506
USA Interactive*^                                         146,015          5,614
                                                                    ------------
TOTAL                                                                     52,814
                                                                    ------------

SAVINGS & LOAN 2.76%
New York Community Bancorp, Inc.                          427,600         11,845
                                                                    ------------

SERVICES: COMMERCIAL 4.94%
Expedia, Inc.*^                                            66,800          4,907
Iron Mountain, Inc.*                                      229,500          9,065
Monster Worldwide, Inc.*^                                 172,700          3,430
Robert Half Int'l., Inc.*                                 223,500          3,788
                                                                    ------------
TOTAL                                                                     21,190
                                                                    ------------

TRUCKERS 3.03%
CNF, Inc.                                                 180,000          5,416
Heartland Express, Inc.*^                                 175,300          4,137
Swift Transportation Co., Inc.*^                          168,400          3,459
                                                                    ------------
TOTAL                                                                     13,012
                                                                    ------------

TOTAL COMMON STOCKS
(Cost $372,760,215)                                                      428,016
                                                                    ============

SHORT-TERM INVESTMENTS 13.30%

COLLATERAL FOR SECURITIES ON LOAN 13.01%

State Street Navigator Securities Lending Prime
 Portfolio, 1.2337%(b)                                     55,842   $     55,842
                                                                    ------------

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                     ------------
REPURCHASE AGREEMENT 0.29%
 Repurchase Agreement
 dated 5/30/2003 1.25%
 due 6/2/2003 with State
 Street Bank & Trust Co.
 collateralized by $1,260,000
 of Federal Home Loan Bank
 at 2.125% due 5/15/2006;
 value $1,272,600;
 proceeds: $1,247,157                                $      1,247          1,247
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
(Cost $57,089,210)                                                        57,089
                                                                    ============

TOTAL INVESTMENTS
113.04% (Cost $429,849,425)                                         $    485,105
                                                                    ============

   * Non-income producing security.
   ^ All (or a portion of security) on loan.
 (a) Foreign security denominated in U.S. dollars.
 (b) Rate shown reflects 7 day yield as of May 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
May 31, 2003

ASSETS:
  Investment in securities, at value (cost $429,849,425)          $  485,104,835
----------------------------------------------------------------------------------
  Receivables:
    Interest and dividends                                                87,321
    Investment securities sold                                         7,918,039
    Capital shares sold                                                1,676,452
    From Lord, Abbett & Co. LLC                                              213
  Prepaid expenses and other assets                                      271,545
----------------------------------------------------------------------------------
  TOTAL ASSETS                                                       495,058,405
----------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                           55,842,183
  Payables:
    Investment securities purchased                                    8,701,549
    Capital shares reacquired                                            571,986
    Management fees                                                      320,144
    12b-1 distribution fees                                              205,333
    Fund administration fees                                              16,810
    Directors' fees                                                          802
  Accrued expenses and other liabilities                                 277,026
----------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                   65,935,833
==================================================================================
NET ASSETS                                                        $  429,122,572
==================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                   $  510,463,646
Accumulated net investment loss                                       (4,292,102)
Accumulated net realized loss on investments                        (132,304,382)
Net unrealized appreciation on investments                            55,255,410
----------------------------------------------------------------------------------
NET ASSETS                                                        $  429,122,572
==================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                    $  290,101,827
Class B Shares                                                    $   75,420,816
Class C Shares                                                    $   61,302,849
Class P Shares                                                    $    2,295,307
Class Y Shares                                                    $        1,773

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                        18,653,425
Class B Shares                                                         4,983,633
Class C Shares                                                         4,051,984
Class P Shares                                                           147,212
Class Y Shares                                                           112.775

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                    $        15.55
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                    $        16.50
Class B Shares-Net asset value                                    $        15.13
Class C Shares-Net asset value                                    $        15.13
Class P Shares-Net asset value                                    $        15.59
Class Y Shares-Net asset value                                    $        15.72
==================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2003

INVESTMENT INCOME:
Dividends                                                          $     546,094
Interest                                                                  68,861
Securities lending                                                        58,730
Foreign withholding tax                                                   (5,442)
----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  668,243
----------------------------------------------------------------------------------
EXPENSES:
Management fees                                                        1,662,942
12b-1 distribution plan-Class A                                          450,121
12b-1 distribution plan-Class B                                          327,283
12b-1 distribution plan-Class C                                          270,742
12b-1 distribution plan-Class P                                            4,090
Shareholder servicing                                                    800,958
Professional                                                              24,589
Reports to shareholders                                                   74,610
Fund accounting                                                            3,945
Fund administration                                                       60,233
Custody                                                                   10,550
Directors' fees                                                            6,399
Registration                                                              51,053
Other                                                                     91,525
----------------------------------------------------------------------------------
Gross expenses                                                         3,839,040
  Expense reductions                                                      (2,404)
----------------------------------------------------------------------------------
NET EXPENSES                                                           3,836,636
----------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (3,168,393)
----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized loss on investments                                      (4,738,456)
Net change in unrealized appreciation/depreciation on investments     38,918,294
==================================================================================
NET REALIZED AND UNREALIZED GAIN                                      34,179,838
==================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  31,011,445
==================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS
                                                                              ENDED         YEAR ENDED
                                                                       MAY 31, 2003       NOVEMBER 30,
INCREASE IN NET ASSETS                                                  (UNAUDITED)               2002
OPERATIONS:
Net investment loss                                                 $    (3,168,393)   $    (6,229,499)
Net realized loss on investments                                         (4,738,456)       (75,812,574)
Net change in unrealized appreciation/depreciation on investments        38,918,294          4,428,652
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          31,011,445        (77,613,421)
========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        70,408,219        228,119,784
Cost of shares reacquired                                               (46,036,947)      (112,652,849)
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                        24,371,272        115,466,935
========================================================================================================
NET INCREASE IN NET ASSETS                                               55,382,717         37,853,514
========================================================================================================
NET ASSETS:
Beginning of period                                                     373,739,855        335,886,341
--------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $   429,122,572    $   373,739,855
========================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                    $    (4,292,102)   $    (1,123,709)
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                        SIX MONTHS
                                          ENDED                                      YEAR ENDED 11/30
                                        5/31/2003        -----------------------------------------------------------------------
                                       (UNAUDITED)         2002            2001            2000            1999           1998
PER SHARE OPERATING PERFORMANCE
 (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD     $  14.42        $  17.47        $  19.17        $  18.89        $  12.58       $  16.18
                                         ========        ========        ========        ========        ========       ========
Investment operations
  Net investment income (loss)               (.10)(a)        (.23)(a)        (.28)(a)        (.25)(a)         .04(a)         .15
  Net realized and
    unrealized gain (loss)                   1.23           (2.82)          (1.42)            .73            6.27            .09
                                         --------        --------        --------        --------        --------       --------
    Total from investment operations         1.13           (3.05)          (1.70)            .48            6.31            .24
                                         --------        --------        --------        --------        --------       --------
Distributions to shareholders from:
  Net investment income                         -               -               -            (.01)              -           (.37)
  Net realized gain                             -               -               -            (.19)              -          (3.47)
                                         --------        --------        --------        --------        --------       --------
    Total distributions                         -               -               -            (.20)              -          (3.84)
                                         --------        --------        --------        --------        --------       --------
NET ASSET VALUE, END OF PERIOD           $  15.55        $  14.42        $  17.47        $  19.17        $  18.89       $  12.58
                                         ========        ========        ========        ========        ========       ========

Total Return(b)                              7.84%(d)      (17.46)%         (8.87)%          2.55%          50.04%          5.71%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                    .94%(d)        1.80%           1.72%           1.49%            .41%           .02%
  Expenses, excluding waiver
    and expense reductions                    .94%(d)        1.80%           1.72%           1.61%           1.64%          1.60%
  Net investment income (loss)               (.76)%(d)      (1.48)%         (1.48)%         (1.18)%           .25%          1.14%

                                       SIX MONTHS
                                          ENDED                                      YEAR ENDED 11/30
                                        5/31/2003       -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)         2002            2001            2000            1999           1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)       $ 290,102       $ 250,380       $ 213,580       $ 175,077       $  40,252      $   4,192
  Portfolio turnover rate                   33.60%          97.63%         101.15%         112.57%         104.87%        136.81%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        SIX MONTHS
                                          ENDED                              YEAR ENDED 11/30                        10/16/1998(c)
                                        5/31/2003        --------------------------------------------------------         TO
                                       (UNAUDITED)         2002            2001            2000            1999       11/30/1998
PER SHARE OPERATING PERFORMANCE
 (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD     $  14.08        $  17.16        $  18.95        $  18.78        $  12.57      $  10.41
                                         ========        ========        ========        ========        ========      ========
Investment operations
  Net investment loss                        (.15)(a)        (.32)(a)        (.39)(a)        (.39)(a)        (.06)(a)         -(e)
  Net realized and
    unrealized gain (loss)                   1.20           (2.76)          (1.40)            .75            6.27          2.16
                                         --------        --------        --------        --------        --------      --------
    Total from investment operations         1.05           (3.08)          (1.79)            .36            6.21          2.16
                                         --------        --------        --------        --------        --------      --------
Distributions to shareholders
  from net realized gain                        -               -               -            (.19)              -             -
                                         --------        --------        --------        --------        --------      --------
NET ASSET VALUE, END OF PERIOD           $  15.13        $  14.08        $  17.16        $  18.95        $  18.78      $  12.57
                                         ========        ========        ========        ========        ========      ========

Total Return(b)                              7.46%(d)      (17.95)%         (9.45)%          1.96%          49.32%        20.75%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                   1.26%(d)        2.43%           2.35%           2.11%           1.07%          .13%(d)
  Expenses, excluding waiver
    and expense reductions                   1.26%(d)        2.43%           2.35%           2.23%           2.30%          .34%(d)
  Net investment loss                       (1.08)%(d)      (2.10)%         (2.11)%         (1.82)%          (.40)%        (.08)%(d)

                                        SIX MONTHS
                                          ENDED                              YEAR ENDED 11/30                        10/16/1998(c)
                                        5/31/2003        --------------------------------------------------------         TO
SUPPLEMENTAL DATA:                     (UNAUDITED)         2002            2001            2000            1999       11/30/1998
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $ 75,421        $ 66,623        $ 69,738        $ 65,510        $ 10,954      $    229
  Portfolio turnover rate                   33.60%          97.63%         101.15%         112.57%         104.87%       136.81%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        SIX MONTHS
                                          ENDED                              YEAR ENDED 11/30                        10/19/1998(c)
                                        5/31/2003        --------------------------------------------------------         TO
                                       (UNAUDITED)         2002            2001            2000            1999       11/30/1998
PER SHARE OPERATING PERFORMANCE
 (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $  14.08        $  17.15        $  18.94        $  18.76        $  12.59      $  10.70
                                         ========        ========        ========        ========        ========      ========
Investment operations
  Net investment loss                        (.15)(a)        (.32)(a)        (.39)(a)        (.38)(a)        (.06)(a)         -(e)
  Net realized and
    unrealized gain (loss)                   1.20           (2.75)          (1.40)            .75            6.23          1.89
                                         --------        --------        --------        --------        --------      --------
    Total from investment
      operations                             1.05           (3.07)          (1.79)            .37            6.17          1.89
                                         --------        --------        --------        --------        --------      --------
Distributions to shareholders
  from net realized gain                        -               -               -            (.19)              -             -
                                         --------        --------        --------        --------        --------      --------
NET ASSET VALUE, END OF PERIOD           $  15.13        $  14.08        $  17.15        $  18.94        $  18.76      $  12.59
                                         ========        ========        ========        ========        ========      ========
Total Return(b)                              7.46%(d)      (17.90)%         (9.45)%          1.96%          49.01%        17.66%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                   1.26%(d)        2.42%           2.37%           2.11%           1.07%          .13%(d)
  Expenses, excluding waiver
    and expense reductions                   1.26%(d)        2.42%           2.37%           2.23%           2.30%          .34%(d)
  Net investment loss                       (1.08)%(d)      (2.09)%         (2.14)%         (1.81)%          (.40)%        (.10)%(d)

                                        SIX MONTHS
                                          ENDED                             YEAR ENDED 11/30                          10/19/1998(c)
                                        5/31/2003        --------------------------------------------------------         TO
SUPPLEMENTAL DATA:                     (UNAUDITED)         2002            2001            2000            1999       11/30/1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                         $ 61,303        $ 55,115        $ 52,272        $ 49,656        $  8,438      $    302
  Portfolio turnover rate                   33.60%          97.63%         101.15%         112.57%         104.87%       136.81%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS
                                                     ENDED             YEAR ENDED 11/30         8/15/2000(c)
                                                   5/31/2003       -----------------------          TO
                                                  (UNAUDITED)        2002           2001        11/30/2000
PER SHARE OPERATING PERFORMANCE
 (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $  14.47        $  17.53       $  19.23       $  21.48
                                                   ========        ========       ========       ========
Investment operations
  Net investment loss                                  (.11)(a)        (.24)(a)       (.28)(a)       (.09)(a)
  Net realized and unrealized gain (loss)              1.23           (2.82)         (1.42)         (2.16)
                                                   --------        --------       --------       --------
    Total from investment operations                   1.12           (3.06)         (1.70)         (2.25)
                                                   --------        --------       --------       --------
NET ASSET VALUE, END OF PERIOD                     $  15.59        $  14.47       $  17.53       $  19.23
                                                   ========        ========       ========       ========

Total Return(b)                                        7.74%(d)      (17.46)%        (8.84)%       (10.47)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                .99%(d)        1.88%          1.80%           .45%(d)
  Expenses, excluding expense reductions                .99%(d)        1.88%          1.80%           .49%(d)
  Net investment loss                                  (.81)%(d)      (1.55)%        (1.52)%         (.44)%(d)

                                                  SIX MONTHS
                                                     ENDED             YEAR ENDED 11/30         8/15/2000(c)
                                                   5/31/2003       -----------------------          TO
SUPPLEMENTAL DATA:                                (UNAUDITED)        2002           2001        11/30/2000
------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $  2,295        $  1,620       $    294       $     44
  Portfolio turnover rate                             33.60%          97.63%        101.15%        112.57%
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS
                                                     ENDED               YEAR ENDED 11/30             12/9/1998(c)
                                                   5/31/2003    ----------------------------------       TO
                                                  (UNAUDITED)     2002         2001         2000      11/30/1999
PER SHARE OPERATING PERFORMANCE
 (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $  14.56     $  17.60     $  19.26     $  18.94     $  12.76
                                                   ========     ========     ========     ========     ========
Investment operations
  Net investment income (loss)                         (.09)(a)     (.19)(a)     (.23)(a)     (.14)(a)      .09(a)
  Net realized and unrealized gain (loss)              1.25        (2.85)       (1.43)         .69         6.09
                                                   --------     --------     --------     --------     --------
    Total from investment operations                   1.16        (3.04)       (1.66)         .55         6.18
                                                   --------     --------     --------     --------     --------
Distributions to shareholders from:
  Net investment income                                   -            -            -         (.04)           -
  Net realized gain                                       -            -            -         (.19)           -
                                                   --------     --------     --------     --------     --------
    Total distributions                                   -            -            -         (.23)           -
                                                   --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $  15.72     $  14.56     $  17.60     $  19.26     $  18.94
                                                   ========     ========     ========     ========     ========

Total Return(b)                                        7.97%(d)   (17.27)%      (8.62)%       2.89%       48.43%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                .76%(d)     1.43%        1.35%        1.11%         .06%(d)
  Expenses, excluding expense reductions                .76%(d)     1.43%        1.35%        1.23%        1.27%(d)
  Net investment income (loss)                         (.58)%(d)   (1.10)%      (1.10)%       (.66)%        .62%(d)

                                                  SIX MONTHS
                                                     ENDED               YEAR ENDED 11/30             12/9/1998(c)
                                                   5/31/2003    ----------------------------------       TO
SUPPLEMENTAL DATA:                                (UNAUDITED)     2002         2001         2000      11/30/1999
-----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $      2     $      2     $      2     $      2     $      3
  Portfolio turnover rate                             33.60%       97.63%      101.15%      112.57%      104.87%
=================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds - Lord Abbett Growth Opportunities Fund (the "Fund").

The Fund's investment objective is capital appreciation.

The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are allocated to the funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned, as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the company's securities if the borrower defaults.

(g) REPURCHASE AGREEMENT-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of 0.90%.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

12b-1 DISTRIBUTION PLANS
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A            CLASS B         CLASS C          CLASS P
----------------------------------------------------------------------------------
Service                   .25%               .25%            .25%             .20%
Distribution              .10%(1)(2)         .75%            .75%             .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) Until January 1, 2003, the Fund paid an incremental marketing expense of approximately .03% of the average daily net assets of Class A.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the six months ended May 31, 2003:

DISTRIBUTOR              DEALERS'
COMMISSIONS           CONCESSIONS
---------------------------------
$ 165,407              $ 936,604

One Director and certain officers of the Fund have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

At fiscal year end November 30, 2002, the capital loss carryforwards along with the related expiration dates were as follows:

AMOUNT             YEARS OF EXPIRATION
--------------------------------------
$ 127,103,489                2009-2010

As of May 31, 2003, the aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax Cost                             $  374,469,679
---------------------------------------------------
Gross unrealized gain                    72,552,180
Gross unrealized loss                   (17,759,207)
---------------------------------------------------
Net unrealized security gain         $   54,792,973
---------------------------------------------------

The difference between book-basis and tax basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of May 31, 2003, the value of securities loaned is $56,778,190. These loans were collateralized by cash of $55,842,183, which is invested in a restricted money market account and securities of $1,298,693 for a total of $57,140,876. Expenses relating to securities lending of $16,282 are included in Other Expense on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2003 are as follows:

PURCHASES                      SALES
------------------------------------
$ 161,232,981          $ 122,718,570

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2003.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors' under which outside Directors' must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Fund. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At May 31, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six month period.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodian functions, and accounting and record keeping functions, relating to portfolio transactions and calculating the Fund's net asset value.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect Fund performance. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

11. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 150 million shares of $0.001 par value capital stock designated as follows: 50 million Class A shares; 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares.

                                                                     SIX MONTHS ENDED                          YEAR ENDED
                                                             MAY 31, 2003 (UNAUDITED)                   NOVEMBER 30, 2002
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                               SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                               3,525,817    $   49,134,170        10,439,961    $  167,784,870
Shares reacquired                                        (2,231,327)      (30,633,747)       (5,304,408)      (79,930,274)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                  1,294,490    $   18,500,423         5,135,553    $   87,854,596
-------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 812,577    $   11,012,575         1,834,626    $   29,079,354
Shares reacquired                                          (561,099)       (7,489,973)       (1,166,535)      (17,443,980)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                    251,478    $    3,522,602           668,091    $   11,635,374
-------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 694,768    $    9,407,743         1,835,174    $   29,103,488
Shares reacquired                                          (557,911)       (7,542,113)         (967,096)      (14,620,853)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                    136,857    $    1,865,630           868,078    $   14,482,635
-------------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                  61,643    $      853,731           136,303    $    2,152,072
Shares reacquired                                           (26,425)         (371,114)          (41,080)         (657,742)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                     35,218    $      482,617            95,223    $    1,494,330
-------------------------------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT(R) LOGO]


  This report when not used for
   the general information of
 shareholders of the Fund, is to
be distributed only if preceded
 or accompanied by a current         Lord Abbett Research Fund, Inc.
        Fund prospectus.                   Lord Abbett Growth Opportunities Fund

 Lord Abbett Mutual Fund shares
      are distributed by:
  LORD ABBETT DISTRIBUTOR LLC
 90 Hudson Street - Jersey City,
      New Jersey 07302-3973

                                                                     LAGOF-3-503
                                                                          (7/03)

ITEM 2: Code of Ethics.
               Not applicable

ITEM 3: Audit Committee Financial Expert.
               Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Controls and Procedures.

       (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of July 23, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: Exhibits.

ITEM 10(a): Not applicable.

ITEM 10(b):

  (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

 (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT RESEARCH FUND, INC.


                                      /s/ Robert S. Dow
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date:  July 23, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT RESEARCH FUND, INC.


                                      /s/ Robert S. Dow
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date:  July 23, 2003